UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614
                                                      --------

                            Rochester Fund Municipals
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
Municipal Bonds And Notes--126.6%
New York--92.5%
$     1,420,000   Albany County, NY Airport Authority(1)                               5.000%      12/15/2035   $     1,173,076
      1,035,000   Albany County, NY IDA (Albany College of Pharmacy)(1)                5.375       12/01/2024           924,203
      1,700,000   Albany County, NY IDA (Albany College of Pharmacy)(1)                5.625       12/01/2034         1,471,945
        605,000   Albany County, NY IDA (Wildwood Programs)                            4.900       07/01/2021           511,618
      1,085,000   Albany, NY Hsg. Authority (Lark Drive)                               5.500       12/01/2028           985,397
      1,420,000   Albany, NY IDA (Albany Medical Center)                               6.000       05/01/2019         1,317,959
      2,460,000   Albany, NY IDA (Albany Medical Center)                               6.000       05/01/2029         2,124,185
        285,000   Albany, NY IDA (Albany Municipal Golf Course Clubhouse)(1)           7.500       05/01/2012           285,279
        820,000   Albany, NY IDA (Albany Rehabilitation)                               8.375       06/01/2023           772,834
      3,125,000   Albany, NY IDA (Brighter Choice Charter School)                      5.000       04/01/2027         2,595,250
      1,350,000   Albany, NY IDA (Brighter Choice Charter School)                      5.000       04/01/2032         1,077,543
        900,000   Albany, NY IDA (Brighter Choice Charter School)                      5.000       04/01/2037           703,710
      7,005,000   Albany, NY IDA (Charitable Leadership)(1)                            5.750       07/01/2026         6,109,201
      3,730,000   Albany, NY IDA (Daughters of Sarah Nursing Home)(1)                  5.375       10/20/2030         3,656,706
      2,180,000   Albany, NY IDA (Hampton Plaza)                                       6.250       03/15/2018         2,087,023
        900,000   Albany, NY IDA (New Covenant Charter School)                         7.000       05/01/2025           675,216
      1,285,000   Albany, NY IDA (Sage Colleges)                                       5.250       04/01/2019         1,215,006
      1,760,000   Albany, NY IDA (Sage Colleges)                                       5.300       04/01/2029         1,534,298
        895,000   Albany, NY Parking Authority                                         5.625       07/15/2025           867,058
      1,770,000   Albany, NY Parking Authority(2)                                      7.052(3)    11/01/2017         1,090,232
        925,000   Amherst, NY IDA (Asbury Pointe)                                      5.800       02/01/2015           899,082
         10,000   Amherst, NY IDA (Asbury Pointe)                                      6.000       02/01/2023             8,735
      3,000,000   Amherst, NY IDA (Asbury Pointe)                                      6.000       02/01/2029         2,536,620
      5,300,000   Amherst, NY IDA (Beechwood Health Care Center)                       5.200       01/01/2040         3,853,524
         25,000   Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)(1)                  5.250       08/01/2031            23,940
        505,000   Bethlehem, NY Water System(1)                                        5.500       03/01/2022           485,522
      1,065,000   Blauvelt, NY Volunteer Fire Company                                  6.250       10/15/2017         1,006,255
      2,735,000   Brookhaven, NY IDA (Enecon Corp.)                                    6.300       01/01/2033         2,279,486
      2,425,000   Brookhaven, NY IDA (Stony Brook Foundation)                          6.500       11/01/2020         2,436,204
        775,000   Broome County, NY IDA (Good Shepard Village)                         6.750       07/01/2028           718,100
      1,550,000   Broome County, NY IDA (Good Shepard Village)                         6.875       07/01/2040         1,436,215
         65,000   Broome County, NY IDA (University Plaza)                             5.000       08/01/2025            48,989
      3,030,000   Broome County, NY IDA (University Plaza)                             5.000       08/01/2036         2,063,642
      1,000,000   Broome County, NY IDA (University Plaza)                             5.100       08/01/2030           720,480
      1,250,000   Broome County, NY IDA (University Plaza)                             5.100       08/01/2036           865,425
      3,000,000   Broome County, NY IDA (University Plaza)                             5.200       08/01/2030         2,192,730
      4,450,000   Broome County, NY IDA (University Plaza)                             5.200       08/01/2036         3,131,020
      3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)                5.750       11/01/2030         2,538,900
        915,000   Canton, NY Human Services Initiatives                                5.700       09/01/2024           872,626
      1,155,000   Canton, NY Human Services Initiatives                                5.750       09/01/2032         1,083,737
      4,295,000   Cattaraugus County, NY IDA (Olean General Hospital)(1)               5.250       08/01/2023         4,225,163
      1,465,000   Cattaraugus County, NY IDA (St. Bonaventure University)(1)           5.450       09/15/2019         1,395,281


                          1 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$    11,875,000   Cayuga County, NY COP (Auburn Memorial Hospital)(1)                  6.000%      01/01/2021   $    11,853,269
      3,395,000   Chautauqua County, NY IDA (Jamestown Devel. Corp.)                   7.125       11/01/2018         3,215,846
      1,900,000   Chautauqua County, NY IDA (Woman's Christian Assoc. of Jamestown)    6.400       11/15/2029         1,696,871
         95,000   Chautauqua, NY Utility District(1)                                   5.000       06/01/2023            88,890
        105,000   Chautauqua, NY Utility District(1)                                   5.000       06/01/2025            96,303
      3,250,000   Chemung County, NY IDA (Arnot Ogden Medical Center)(1)               5.000       11/01/2029         2,825,355
      1,915,000   Chemung County, NY IDA (Arnot Ogden Medical Center)(1)               5.000       11/01/2029         1,664,786
      1,000,000   Chemung County, NY IDA (Arnot Ogden Medical Center)(1)               5.000       11/01/2034           841,230
      1,455,000   Chemung County, NY IDA (Arnot Ogden Medical Center)(1)               5.000       11/01/2034         1,223,990
      1,125,000   Chemung County, NY IDA (Hathorn Redevel. Company)(1)                 4.850       07/01/2023           971,606
      1,515,000   Chemung County, NY IDA (Hathorn Redevel. Company)(1)                 5.000       07/01/2033         1,291,401
      4,745,000   Chemung County, NY IDA (St. Joseph's Hospital)                       6.000       01/01/2013         4,562,365
      4,800,000   Chemung County, NY IDA (St. Joseph's Hospital)                       6.350       01/01/2013         4,676,016
      4,910,000   Chemung County, NY IDA (St. Joseph's Hospital)                       6.500       01/01/2019         4,635,924
      1,150,000   Clifton Springs, NY Hospital & Clinic                                7.650       01/01/2012         1,153,427
      2,545,000   Clifton Springs, NY Hospital & Clinic                                8.000       01/01/2020         2,547,443
         35,000   Cohoes, NY GO                                                        6.200       03/15/2012            35,095
         25,000   Cohoes, NY GO                                                        6.200       03/15/2013            25,055
         25,000   Cohoes, NY GO                                                        6.250       03/15/2014            25,046
         25,000   Cohoes, NY GO                                                        6.250       03/15/2015            25,025
         25,000   Cohoes, NY GO                                                        6.250       03/15/2016            25,008
      1,435,000   Columbia County, NY IDA (Berkshire Farms)                            7.500       12/15/2014         1,394,318
      3,300,000   Corinth, NY IDA (International Paper Company)(1)                     5.750       02/01/2022         2,880,999
         40,000   Corinth, NY IDA (International Paper Company)(1)                     5.850       12/01/2020            36,269
      5,370,000   Cortland County, NY IDA (Cortland Memorial Hospital)(1)              5.250       07/01/2032         4,522,883
      2,310,000   Dutchess County, NY IDA (Elant Fishkill)                             5.250       01/01/2037         1,733,424
        280,000   Dutchess County, NY IDA (IBM Corp.)(1)                               5.450       12/01/2029           289,374
        900,000   Dutchess County, NY IDA (St. Francis Hospital)                       7.500       03/01/2029           940,284
      1,000,000   Dutchess County, NY Water & Wastewater Authority(1)                  5.400(3)    06/01/2027           350,830
      3,200,000   East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)            7.750       10/01/2032         3,257,984
      1,355,000   East Rochester, NY Hsg. Authority (Gates Senior Hsg.)                6.125       04/20/2043         1,388,658
      2,465,000   East Rochester, NY Hsg. Authority (Jefferson Park Apartments)        6.750       03/01/2030         2,385,011
      1,995,000   East Rochester, NY Hsg. Authority (Linden Knoll)(1)                  5.350       02/01/2038         1,876,996
     16,210,000   East Rochester, NY Hsg. Authority (St. John's Meadows)               5.000       02/15/2047        14,036,563


                          2 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     1,700,000   East Rochester, NY Hsg. Authority (Woodland Village)                 5.500%      08/01/2033   $     1,339,957
      3,325,000   Elmira, NY Hsg. Authority (Eastgate Apartments)                      6.250       06/01/2044         2,690,324
      2,160,000   Erie County, NY IDA (Air Cargo)                                      8.500       10/01/2015         2,161,750
      4,000,000   Erie County, NY IDA (Charter School Applied Tech)                    6.750       06/01/2025         3,817,040
      7,000,000   Erie County, NY IDA (Charter School Applied Tech)                    6.875       06/01/2035         6,540,870
      1,960,000   Erie County, NY IDA (DePaul Properties)                              5.750       09/01/2028         1,476,860
      2,435,000   Erie County, NY IDA (DePaul Properties)                              6.500       09/01/2018         2,163,498
      1,800,000   Erie County, NY IDA (Global Concepts Charter School)                 6.250       10/01/2037         1,539,180
     11,310,000   Erie County, NY IDA (Medaille College)                               7.625       04/01/2035        11,651,788
      3,515,000   Erie County, NY IDA (Medaille College)                               8.250       11/01/2026         3,696,233
      9,900,000   Erie County, NY IDA (Orchard Park CCRC)                              6.000       11/15/2026         8,510,238
      9,250,000   Erie County, NY IDA (Orchard Park CCRC)                              6.000       11/15/2036         7,540,600
      9,600,000   Erie County, NY IDA (The Episcopal Church Home)                      6.000       02/01/2028         8,236,992
     25,290,000   Erie County, NY Tobacco Asset Securitization Corp.(1)                5.000       06/01/2038        19,344,574
     72,595,000   Erie County, NY Tobacco Asset Securitization Corp.                   5.000       06/01/2045        54,487,629
     93,000,000   Erie County, NY Tobacco Asset Securitization Corp.                   6.140(3)    06/01/2047         3,796,260
    135,450,000   Erie County, NY Tobacco Asset Securitization Corp.                   6.488(3)    06/01/2050         3,872,516
    194,300,000   Erie County, NY Tobacco Asset Securitization Corp.                   7.196(3)    06/01/2055         3,060,225
  1,024,000,000   Erie County, NY Tobacco Asset Securitization Corp.                   7.650(3)    06/01/2060        10,342,400
      1,410,000   Essex County, NY IDA (International Paper Company)(1)                4.600       03/01/2027           982,559
      2,300,000   Essex County, NY IDA (International Paper Company)(1)                6.450       11/15/2023         2,123,268
      1,500,000   Essex County, NY IDA (International Paper Company)(1)                6.625       09/01/2032         1,388,055
         30,000   Essex County, NY IDA (Moses Ludington Nursing Home)(1)               6.200       02/01/2030            31,188
      5,000,000   Essex County, NY IDA (Moses Ludington Nursing Home)                  6.375       02/01/2050         5,220,950
        975,000   Essex County, NY IDA (North Country Community College Foundation)    5.000       06/01/2020           877,997
        320,000   Essex County, NY IDA (North Country Community College Foundation)    5.000       06/01/2020           288,163
      1,235,000   Essex County, NY IDA (North Country Community College Foundation)    5.200       06/01/2025         1,060,322
        410,000   Essex County, NY IDA (North Country Community College Foundation)    5.200       06/01/2025           352,010
      1,100,000   Essex County, NY IDA (North Country Community College Foundation)    5.300       06/01/2035           894,575
      8,800,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                     Company)(1)                                                       5.200       12/01/2023         7,210,368
      4,440,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                     Company)(1)                                                       5.200       03/01/2028         3,358,904
      1,850,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                     Company)(1)                                                       5.500       08/15/2022         1,569,522
      1,625,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                     Company)(1)                                                       5.500       10/01/2026         1,297,270


                          3 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     5,680,000   Franklin County, NY IDA (Adirondack Medical Center)(1)               5.500%      12/01/2029   $     5,013,395
        900,000   Franklin County, NY IDA (North Country Community College
                     Foundation)                                                       5.200       06/01/2025           772,704
      1,000,000   Genesee County, NY IDA (United Memorial Medical Center)              5.000       12/01/2027           766,240
      3,775,000   Glen Cove, NY IDA (SLCD)                                             7.375       07/01/2023         3,570,169
      1,225,000   Green Island, NY Power Authority(1)                                  5.125       12/15/2024         1,030,519
      2,660,000   Green Island, NY Power Authority(1)                                  6.000       12/15/2020         2,642,683
      1,695,000   Green Island, NY Power Authority(1)                                  6.000       12/15/2025         1,623,844
      2,500,000   Hempstead, NY IDA (Adelphi University)(1)                            5.500       06/01/2032         2,457,575
        235,000   Hempstead, NY IDA (Dentaco Corp.)                                    7.250       11/01/2012           231,905
      1,270,000   Hempstead, NY IDA (Dentaco Corp.)                                    8.250       11/01/2025         1,270,457
      2,260,000   Hempstead, NY IDA (Engel Burman Senior Hsg.)                         6.250       11/01/2010         2,331,529
     18,825,000   Hempstead, NY IDA (Engel Burman Senior Hsg.)                         6.750       11/01/2024        19,433,048
        660,000   Hempstead, NY IDA (Franklin Hospital Medical Center)                 5.750       11/01/2008           659,360
      9,375,000   Hempstead, NY IDA (Franklin Hospital Medical Center)                 6.375       11/01/2018         8,374,875
      8,550,000   Hempstead, NY IDA (Franklin Hospital Medical Center)                 7.750       11/01/2022         8,866,094
      2,470,000   Hempstead, NY IDA (Hungry Harbor Associates)                         8.000       05/01/2044         2,865,299
      4,710,000   Hempstead, NY IDA (Hungry Harbor Associates)                         8.000       05/01/2044         5,463,788
     12,365,000   Hempstead, NY IDA (Hungry Harbor Associates)                         8.000       05/01/2044        14,343,895
     25,260,000   Hempstead, NY IDA (Lynbrook Facilities)                              6.500       11/01/2042        21,802,664
      3,665,000   Hempstead, NY IDA (Peninsula Counseling Center)                      6.500       11/01/2038         3,151,643
      6,355,000   Hempstead, NY IDA (South Shore Y JCC)                                6.750       11/01/2024         5,295,240
      3,225,000   Herkimer County, NY IDA (Folts Adult Home)                           5.500       03/20/2040         3,079,875
      1,000,000   Herkimer County, NY IDA (Herkimer County College Foundation)(1)      6.250       08/01/2034           925,400
      1,285,000   Herkimer County, NY IDA (Herkimer County College Foundation)(1)      6.400       11/01/2020         1,265,622
      2,000,000   Herkimer County, NY IDA (Herkimer County College Foundation)(1)      6.500       11/01/2030         1,856,540
        160,000   Herkimer, NY Hsg. Authority(1)                                       7.150       03/01/2011           160,419
    697,480,000   Hudson Yards, NY Infrastructure Corp                                 5.000       02/15/2047       623,965,608
    101,340,000   Hudson Yards, NY Infrastructure Corp.                                5.000       02/15/2047        91,238,429
      1,255,000   Hudson, NY IDA (Hudson Fabrics)                                      6.750       11/01/2024         1,026,828
        145,000   Huntington, NY Hsg. Authority (GJSR)                                 5.875       05/01/2019           130,607
      1,000,000   Huntington, NY Hsg. Authority (GJSR)                                 6.000       05/01/2029           858,760
      8,500,000   Huntington, NY Hsg. Authority (GJSR)                                 6.000       05/01/2039         7,012,840
        740,000   Islip, NY IDA (Leeway School)                                        9.000       08/01/2021           743,596
     17,380,000   Islip, NY IDA (Southside Hospital Civic Facilities)                  7.750       12/01/2022        17,172,830
      9,695,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                         6.250       12/01/2031         7,845,679
      1,125,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                         6.250       12/01/2031           910,406
      1,100,000   Islip, NY Res Rec, Series E(1)                                       5.750       07/01/2020         1,081,476
      1,315,000   Islip, NY Res Rec, Series E(1)                                       5.750       07/01/2021         1,277,878
      1,000,000   Islip, NY Res Rec, Series E(1)                                       5.750       07/01/2023           962,400
      3,000,000   Kenmore, NY Hsg. Authority (SUNY at Buffalo)(1)                      5.500       08/01/2024         2,708,520


                          4 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$        60,000   L.I., NY Power Authority, Series A(1)                                5.125%      09/01/2029   $        55,812
      5,300,000   Madison County, NY IDA (Commons II Student Hsg.)                     5.000       06/01/2040         4,440,552
        750,000   Madison County, NY IDA (Morrisville State College Foundation)(1)     5.000       06/01/2028           650,753
      1,100,000   Madison County, NY IDA (Morrisville State College Foundation)(1)     5.000       06/01/2032           939,609
      1,290,000   Madison County, NY IDA (Oneida Healthcare Center)(1)                 5.300       02/01/2021         1,185,575
      5,500,000   Madison County, NY IDA (Oneida Healthcare Center)(1)                 5.350       02/01/2031         4,800,400
      2,605,000   Middletown, NY Hsg. Authority (Summitfield & Moore Heights)          4.800       07/01/2039         2,015,332
        630,000   Middletown, NY IDA (Flanagan Design & Display)                       7.500       11/01/2018           607,251
      3,210,000   Middletown, NY IDA (Southwinds Retirement Home)                      6.375       03/01/2018         2,942,543
        165,000   Middletown, NY IDA (YMCA)                                            6.250       11/01/2009           164,513
      1,255,000   Middletown, NY IDA (YMCA)                                            7.000       11/01/2019         1,197,157
        130,000   Monroe County, NY COP(1)                                             8.050       01/01/2011           130,229
        490,000   Monroe County, NY IDA (Canal Ponds)                                  7.000       06/15/2013           492,426
         50,000   Monroe County, NY IDA (Cloverwood Senior Living)                     6.750       05/01/2023            46,999
      1,000,000   Monroe County, NY IDA (Cloverwood Senior Living)                     6.875       05/01/2033           935,510
        720,000   Monroe County, NY IDA (Dayton Rogers Manufacturing)                  6.100       12/01/2009           711,814
      4,120,000   Monroe County, NY IDA (DePaul Community Facilities)                  5.875       02/01/2028         3,168,774
      5,065,000   Monroe County, NY IDA (DePaul Community Facilities)                  5.950       08/01/2028         4,010,771
        640,000   Monroe County, NY IDA (DePaul Community Facilities)(1)               6.450       02/01/2014           646,982
      1,285,000   Monroe County, NY IDA (DePaul Community Facilities)(1)               6.500       02/01/2024         1,290,153
      4,265,000   Monroe County, NY IDA (DePaul Properties)                            6.150       09/01/2021         3,549,162
      1,000,000   Monroe County, NY IDA (Highland Hospital of Rochester)(1)            5.000       08/01/2022           905,930
      1,250,000   Monroe County, NY IDA (Highland Hospital of Rochester)(1)            5.000       08/01/2025         1,099,263
        375,000   Monroe County, NY IDA (Melles Griot)                                 9.500       12/01/2009           375,979
      2,520,000   Monroe County, NY IDA (Parma Senior Hsg. Assoc.)                     6.500       12/01/2042         2,219,137
      2,890,000   Monroe County, NY IDA (Rochester Institute of Technology)            5.375       04/01/2029         2,509,849
        960,000   Monroe County, NY IDA (Southview Towers)(1)                          6.125       02/01/2020           963,485
      2,190,000   Monroe County, NY IDA (St. John Fisher College)(1)                   5.250       06/01/2026         1,898,445
      3,175,000   Monroe County, NY IDA (St. John Fisher College)(1)                   5.375       06/01/2024         2,824,004
      2,175,000   Monroe County, NY IDA (Summit at Brighton)                           5.375       07/01/2032         1,652,043
      3,660,000   Monroe County, NY IDA (Summit at Brighton)                           5.500       07/01/2027         2,916,434
        795,000   Monroe County, NY IDA (Volunteers of America)                        5.700       08/01/2018           705,459
      2,765,000   Monroe County, NY IDA (Volunteers of America)                        5.750       08/01/2028         2,213,051
    650,000,000   Monroe County, NY Tobacco Asset Securitization Corp. (TASC)          7.701(3)    06/01/2061         6,006,000


                          5 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$       580,000   Monroe, NY Newpower Corp(1)                                          5.625%      01/01/2026   $       507,599
      2,265,000   Monroe, NY Newpower Corp.(1)                                         5.500       01/01/2034         1,860,177
        600,000   Mount Vernon, NY IDA (Kings Court)(1)                                5.200       12/01/2033           511,812
      3,275,000   Mount Vernon, NY IDA (Macedonia Towers)(1)                           5.200       12/01/2033         2,793,641
      2,295,000   Mount Vernon, NY IDA (Meadowview)                                    6.150       06/01/2019         2,136,760
      2,600,000   Mount Vernon, NY IDA (Meadowview)                                    6.200       06/01/2029         2,299,414
        802,824   Municipal Assistance Corp. for Troy, NY(1)                           5.733(3)    07/15/2021           397,077
      1,218,573   Municipal Assistance Corp. for Troy, NY(1)                           5.741(3)    01/15/2022           578,067
        775,000   Nassau County, NY IDA (ACDS)                                         5.950       11/01/2022           691,889
        725,000   Nassau County, NY IDA (ALIA-ACDS)                                    7.500       06/01/2015           731,351
      2,975,000   Nassau County, NY IDA (ALIA-ACLD)                                    6.250       09/01/2022         2,700,913
        195,000   Nassau County, NY IDA (ALIA-ACLD)                                    7.125       06/01/2017           192,149
        290,000   Nassau County, NY IDA (ALIA-ACLD)                                    7.500       06/01/2015           292,540
      5,065,000   Nassau County, NY IDA (ALIA-CSMR)                                    7.000       11/01/2016         4,968,056
      2,890,000   Nassau County, NY IDA (ALIA-CSMR)                                    7.125       06/01/2017         2,847,748
      1,445,000   Nassau County, NY IDA (ALIA-CSMR)                                    7.500       06/01/2015         1,457,658
        200,000   Nassau County, NY IDA (ALIA-FREE)                                    7.125       06/01/2012           199,654
      1,780,000   Nassau County, NY IDA (ALIA-FREE)                                    7.500       06/01/2015         1,795,593
      4,030,000   Nassau County, NY IDA (ALIA-FREE)                                    8.150       06/01/2030         4,076,385
      6,255,000   Nassau County, NY IDA (ALIA-FREE)                                    8.250       06/01/2032         6,329,059
        775,000   Nassau County, NY IDA (ALIA-HH)                                      7.125       06/01/2017           760,694
        595,000   Nassau County, NY IDA (ALIA-HHS)                                     7.125       06/01/2017           584,016
        175,000   Nassau County, NY IDA (ALIA-LVH)                                     7.500       06/01/2015           176,533
     10,500,000   Nassau County, NY IDA (Amsterdam at Harborside)                      6.700       01/01/2043        10,054,485
        435,000   Nassau County, NY IDA (CNGCS)                                        7.500       06/01/2030           438,811
      2,245,000   Nassau County, NY IDA (CNGCS)                                        8.150       06/01/2030         2,278,002
      5,015,000   Nassau County, NY IDA (CSMR)                                         5.950       11/01/2022         4,477,191
        635,000   Nassau County, NY IDA (Epilepsy Foundation of  L.I.)                 5.950       11/01/2022           566,903
      1,660,000   Nassau County, NY IDA (Hispanic Counseling Center)                   6.500       11/01/2037         1,431,601
      3,150,000   Nassau County, NY IDA (Keyspan-Glenwood Energy Center)(1)            5.250       06/01/2027         2,792,790
        685,000   Nassau County, NY IDA (Life's WORCA)                                 5.950       11/01/2022           611,541
      3,750,000   Nassau County, NY IDA (Little Village School)                        7.500       12/01/2031         3,716,813
      3,535,000   Nassau County, NY IDA (New York Water Service Corp.)(1)              5.000       12/01/2035         2,928,571
      2,290,000   Nassau County, NY IDA (North Shore CFGA)                             6.750       05/01/2024         2,025,940
      1,300,000   Nassau County, NY IDA (PLUS Group Home)                              6.150       11/01/2022         1,161,589
      2,050,000   Nassau County, NY IDA (United Cerebral Palsy)                        6.250       11/01/2014         1,921,322
        645,000   Nassau County, NY IDA (United Veteran's Beacon House)                6.500       11/01/2037           556,254
     23,215,000   Nassau County, NY IDA (Westbury Senior Living)                       7.900       11/01/2031        25,672,772
        735,000   Nassau County, NY IDA, Series A-A                                    6.000       07/02/2021           666,645
      7,325,000   Nassau County, NY IDA, Series A-B                                    6.000       07/01/2021         6,643,775
        705,000   Nassau County, NY IDA, Series A-C                                    6.000       07/01/2021           639,435
        800,000   Nassau County, NY IDA, Series A-D                                    6.000       07/01/2021           725,600
      9,000,000   Nassau County, NY Tobacco Settlement Corp.(1)                        0.000(4)    06/01/2026         7,366,050
    122,875,000   Nassau County, NY Tobacco Settlement Corp.                           5.125       06/01/2046        94,102,590
     20,000,000   Nassau County, NY Tobacco Settlement Corp.                           5.820(3)    06/01/2046           951,600


                          6 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$   105,975,000   Nassau County, NY Tobacco Settlement Corp.                           6.221%(3)   06/01/2046   $     4,698,932
  1,055,215,000   Nassau County, NY Tobacco Settlement Corp.                           6.537(3)    06/01/2060        12,852,519
     40,000,000   Nassau County, NY Tobacco Settlement Corp.                           7.351(3)    06/01/2060           404,000
     22,780,000   Nassau County, NY Tobacco Settlement Corp. (TASC)(1)                 5.000       06/01/2035        17,612,129
      7,155,000   Nassau, NY IDA (EBS North Hills LLC)                                 7.800       05/01/2045         8,298,011
      3,340,000   Nassau, NY IDA (EBS North Hills LLC)                                 7.800       05/01/2045         3,873,565
      4,290,000   Nassau, NY IDA (EBS North Hills LLC)                                 7.800       05/01/2045         5,048,429
      4,775,000   Nassau, NY IDA (EBS North Hills LLC)                                 7.800       05/01/2045         5,537,806
      4,775,000   Nassau, NY IDA (EBS North Hills LLC)                                 7.800       05/01/2045         5,537,806
     13,010,000   New Rochelle, NY IDA (College of New Rochelle)                       5.250       07/01/2027        12,029,436
      3,670,000   New Rochelle, NY IDA (Soundview Apartments)(1)                       5.375       04/01/2036         3,263,034
        500,000   Niagara County, NY IDA (Affinity Foxwood Place)(1)                   5.000       07/20/2038           401,990
      2,810,000   Niagara County, NY IDA (Affinity Foxwood Place)                      5.000       07/20/2048         2,192,671
      3,300,000   Niagara County, NY IDA (American Ref-Fuel Company)                   5.550       11/15/2024         3,083,223
      3,320,000   Niagara County, NY IDA (Niagara Falls Memorial Medical Center)       5.750       06/01/2018         3,299,582
      1,500,000   Niagara County, NY IDA (Niagara University)(1)                       5.350       11/01/2023         1,380,270
      5,400,000   Niagara County, NY IDA (Niagara University)(1)                       5.400       11/01/2031         4,830,570
      2,600,000   Niagara County, NY IDA (Solid Waste Disposal)(1)                     5.550       11/15/2024         2,500,134
      7,250,000   Niagara County, NY IDA (Solid Waste Disposal)(1)                     5.625       11/15/2024         6,930,565
         20,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)             5.750       05/15/2022            19,278
      1,480,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)             6.250       05/15/2034         1,452,990
      6,295,000   Niagara County, NY Tobacco Asset Securitization Corp.                6.250       05/15/2040         6,088,398
        355,000   Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                     International Airport)                                            5.000       04/01/2028           295,236
      1,380,000   Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                     International Airport)(1)                                         5.625       04/01/2029         1,250,059
        685,000   North Babylon, NY Volunteer Fire Company(1)                          5.750       08/01/2022           665,238
      3,295,000   North Tonawanda, NY HDC (Bishop Gibbons Associates)                  7.375       12/15/2021         3,640,547
         25,000   Nunda, NY GO                                                         8.000       05/01/2010            26,628
        560,000   NY Capital District Youth Center(1)                                  6.000       02/01/2017           562,537
        500,000   NY Carnegie Redevel. Corp.(2)                                        7.000       09/01/2021           444,030
     10,250,000   NY Counties Tobacco Trust I(1)                                       6.250       06/01/2028        10,250,103
      6,235,000   NY Counties Tobacco Trust I(1)                                       6.500       06/01/2035         6,250,089
     19,230,000   NY Counties Tobacco Trust I                                          6.625       06/01/2042        19,311,343
     29,800,000   NY Counties Tobacco Trust II (TASC)(1)                               5.625       06/01/2035        26,531,238
     53,880,000   NY Counties Tobacco Trust II (TASC)                                  5.750       06/01/2043        48,031,326
        245,000   NY Counties Tobacco Trust III                                        6.000       06/01/2043           226,760
      7,000,000   NY Counties Tobacco Trust IV(1)                                      5.000       06/01/2038         5,354,370
    131,335,000   NY Counties Tobacco Trust IV                                         5.920(3)    06/01/2050         4,183,020
    304,690,000   NY Counties Tobacco Trust IV                                         6.395(3)    06/01/2055         5,685,515
    608,700,000   NY Counties Tobacco Trust IV                                         6.816(3)    06/01/2060         6,147,870


                          7 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$    82,500,000   NY Counties Tobacco Trust IV (TASC)                                  0.000%(4)   06/01/2041   $    77,550,825
     52,535,000   NY Counties Tobacco Trust IV (TASC)                                  5.000       06/01/2042        39,728,543
     38,275,000   NY Counties Tobacco Trust IV (TASC)                                  5.000       06/01/2045        28,728,067
     82,500,000   NY Counties Tobacco Trust IV (TASC)                                  6.650(5)    06/01/2041         8,386,125
    345,760,000   NY Counties Tobacco Trust V                                          6.152(3)    06/01/2038        31,861,784
    627,860,000   NY Counties Tobacco Trust V                                          6.204(3)    06/01/2050        19,997,341
    643,195,000   NY Counties Tobacco Trust V                                          6.850(3)    06/01/2055        12,002,019
  3,845,000,000   NY Counties Tobacco Trust V                                          7.846(3)    06/01/2060        38,834,500
    248,570,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(6)              5.250       10/01/2035       208,989,121
     29,735,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(6)              5.500       10/01/2037        25,841,588
      2,500,000   NY Liberty Devel. Corp. (National Sports Museum)(7)                  6.125       02/15/2019           873,850
      7,640,000   NY MTA, Series A(6)                                                  5.000       11/15/2028         7,330,695
     71,560,000   NY MTA, Series A(6,8)                                                5.000       11/15/2030        68,056,359
         20,000   NY MTA, Series A(1)                                                  5.000       11/15/2032            18,421
         25,000   NY MTA, Series B(1)                                                  5.000       01/01/2031            23,805
      2,000,000   NY New Hartford-Sunset Wood Funding Corp.(1)                         5.500       02/01/2029         1,990,140
      1,830,000   NY Newark-Wayne Community Hospital                                   7.600       09/01/2015         1,830,933
     17,120,000   NY Seneca Nation Indians Capital Improvements(1)                     5.000       12/01/2023        14,201,554
     16,760,000   NY Triborough Bridge & Tunnel Authority(6)                           5.000       01/01/2032        15,940,771
         25,000   NY Triborough Bridge & Tunnel Authority(1)                           5.000       01/01/2032            23,462
     33,060,000   NY Triborough Bridge & Tunnel Authority, Series A(6)                 5.000       01/01/2027        31,756,514
     67,500,000   NY TSASC, Inc. (TFABs)(6)                                            5.125       06/01/2042        52,083,619
     13,950,000   NY TSASC, Inc. (TFABs)(1)                                            5.000       06/01/2026        11,972,309
    251,510,000   NY TSASC, Inc. (TFABs)(1)                                            5.000       06/01/2034       195,239,668
    270,015,000   NY TSASC, Inc. (TFABs)                                               5.125       06/01/2042       208,346,274
     20,000,000   NYC GO(6, 8)                                                         5.000       04/01/2030        18,394,189
     46,000,000   NYC GO(6, 8)                                                         5.000       06/01/2030        42,265,692
     10,920,000   NYC GO(6, 8)                                                         5.000       08/01/2030        10,027,399
     27,400,000   NYC GO(6, 8)                                                         5.000       06/01/2033        25,029,376
     12,455,000   NYC GO(6, 8)                                                         5.000       12/01/2033        11,360,230
     30,150,000   NYC GO(6)                                                            5.000       11/01/2034        27,387,193
     12,765,000   NYC GO(6, 8)                                                         5.000       03/01/2035        11,584,365
     19,405,000   NYC GO(6, 8)                                                         5.000       04/01/2035        17,608,152
      5,400,000   NYC GO(6, 8)                                                         5.000       08/01/2035         4,896,954
     25,530,000   NYC GO(6)                                                            5.250       06/01/2027        24,673,197
     37,945,000   NYC GO(6)                                                            5.375       06/01/2032        36,829,735
         25,000   NYC GO(1)                                                            0.000(4)    03/15/2029            21,760
         15,000   NYC GO(1)                                                            5.000       06/01/2020            14,788
         25,000   NYC GO(1)                                                            5.000       03/01/2025            23,633
          5,000   NYC GO(1)                                                            5.000       03/15/2029             5,113
         15,000   NYC GO(1)                                                            5.000       03/15/2029            14,244
          5,000   NYC GO(1)                                                            5.000       03/15/2029             5,113


                          8 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$        60,000   NYC GO(1)                                                            5.000%      03/01/2033   $        54,850
         75,000   NYC GO(1, 8)                                                         5.000       06/01/2033            68,511
         60,000   NYC GO(1)                                                            5.100       11/01/2019            60,054
          5,000   NYC GO(1)                                                            5.250       08/01/2021             5,013
          5,000   NYC GO(1)                                                            5.375       12/01/2026             4,906
          5,000   NYC GO                                                               5.375       03/01/2027             5,439
         50,000   NYC GO(1)                                                            5.500       08/01/2022            50,122
          5,000   NYC GO(1)                                                            5.500       12/01/2031             4,947
          5,000   NYC GO(1)                                                            5.950       08/01/2014             5,061
     12,880,000   NYC GO(1)                                                            6.000       01/15/2021        13,260,089
         40,000   NYC GO(1)                                                            6.154(3)    10/01/2012            34,473
        335,000   NYC GO(1)                                                            6.350       05/15/2014           339,208
         20,000   NYC GO(1)                                                            7.000       02/01/2010            20,268
         15,000   NYC GO(1)                                                            7.250       08/15/2024            15,049
          5,000   NYC GO(1)                                                            7.750       08/15/2028             5,064
        837,000   NYC GO RIBS                                                          8.922(9)    08/12/2010           853,815
        837,000   NYC GO RIBS                                                          8.922(9)    09/01/2011           853,296
        925,000   NYC HDC (Barclay Avenue)                                             6.450       04/01/2017           925,268
      4,055,000   NYC HDC (Barclay Avenue)                                             6.600       04/01/2033         4,054,635
        298,534   NYC HDC (Bay Towers)                                                 6.500       08/15/2017           298,943
         46,168   NYC HDC (Beekman)                                                    6.500       10/15/2017            46,750
        309,742   NYC HDC (Bridgeview III)                                             6.500       12/15/2017           325,762
        887,740   NYC HDC (Cadman Towers)                                              6.500       11/15/2018           933,476
      2,458,681   NYC HDC (East Midtown Plaza)                                         6.500       11/15/2018         2,461,680
         57,189   NYC HDC (Essex Terrace)                                              6.500       07/15/2018            57,260
        332,552   NYC HDC (Forest Park Crescent)                                       6.500       12/15/2017           349,705
        268,004   NYC HDC (Kingsbridge Arms)                                           6.500       08/15/2017           268,371
      3,450,000   NYC HDC (Linden Boulevard Apartments)                                4.750       01/15/2039         2,647,220
      5,000,000   NYC HDC (Multifamily Hsg.)                                           4.700       11/01/2040         3,891,600
      3,500,000   NYC HDC (Multifamily Hsg.)(1)                                        5.000       11/01/2037         2,825,480
         60,000   NYC HDC (Multifamily Hsg.)(1)                                        5.050       11/01/2023            53,569
      4,685,000   NYC HDC (Multifamily Hsg.)                                           5.050       11/01/2039         3,825,162
      2,435,000   NYC HDC (Multifamily Hsg.)(1)                                        5.100       11/01/2027         2,132,622
      3,000,000   NYC HDC (Multifamily Hsg.)(1)                                        5.125       11/01/2032         2,556,030
      5,100,000   NYC HDC (Multifamily Hsg.)(1)                                        5.150       11/01/2037         4,339,947
      8,035,000   NYC HDC (Multifamily Hsg.)                                           5.200       11/01/2040         6,794,396
      6,330,000   NYC HDC (Multifamily Hsg.)(1)                                        5.250       11/01/2027         5,649,145
     14,110,000   NYC HDC (Multifamily Hsg.)(6)                                        5.250       11/01/2030        13,766,735
      7,205,000   NYC HDC (Multifamily Hsg.)                                           5.250       11/01/2045         6,061,567
      5,140,000   NYC HDC (Multifamily Hsg.)(1)                                        5.350       11/01/2037         4,455,558
         15,000   NYC HDC (Multifamily Hsg.)(1)                                        5.400       11/01/2033            13,240
      3,735,000   NYC HDC (Multifamily Hsg.)                                           5.450       11/01/2040         3,262,896
      4,785,000   NYC HDC (Multifamily Hsg.)(1)                                        5.500       11/01/2028         4,408,086
     10,470,000   NYC HDC (Multifamily Hsg.), Series A(6, 8)                           5.000       11/01/2042        10,235,772
      3,000,000   NYC HDC (Multifamily Hsg.), Series A(1)                              5.500       11/01/2034         2,676,870
     31,900,000   NYC HDC (Multifamily Hsg.), Series B(6)                              5.350       05/01/2049        27,030,234


                          9 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$    11,250,000   NYC HDC (Multifamily Hsg.), Series C(6)                              5.050%      11/01/2036   $     9,308,588
      8,365,000   NYC HDC (Multifamily Hsg.), Series C                                 5.125       05/01/2040         6,935,672
        385,000   NYC HDC (Multifamily Hsg.), Series C(1)                              5.700       05/01/2031           355,428
      1,000,000   NYC HDC (Multifamily Hsg.), Series E(1)                              5.200       11/01/2033           856,580
      2,155,000   NYC HDC (Multifamily Hsg.), Series F(1)                              5.200       11/01/2032         1,855,929
     13,180,000   NYC HDC (Multifamily Hsg.), Series G-1(6)                            4.875       11/01/2039        10,905,527
      3,515,000   NYC HDC (Multifamily Hsg.), Series G-1(1)                            4.750       11/01/2027         2,911,299
      1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                               5.200       11/01/2038         1,135,328
      3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                               5.250       05/01/2046         2,858,618
     15,510,000   NYC HDC (Multifamily Hsg.), Series I-2(6)                            5.200       11/01/2038        12,833,439
     29,500,000   NYC HDC (Progress of Peoples Devel.)(1)                              4.950       05/15/2036        23,664,900
      5,185,000   NYC HDC (Seaview Towers)                                             4.750       07/15/2039         3,966,577
        254,846   NYC HDC (St. Martin Tower)                                           6.500       11/15/2018           267,994
      1,161,770   NYC HDC (Tivoli Towers)                                              6.500       01/15/2018         1,221,137
      2,750,000   NYC HDC, Series C(1)                                                 5.000       11/01/2026         2,372,535
      1,165,000   NYC IDA (A Very Special Place)                                       5.750       01/01/2029           950,151
      3,480,000   NYC IDA (Acme Architectural Products)                                6.375       11/01/2019         3,066,263
     42,995,000   NYC IDA (AIRIS JFK I/JFK International Airport)(1)                   5.500       07/01/2028        34,351,715
     22,745,000   NYC IDA (AIRIS JFK I/JFK International Airport)(1)                   6.000       07/01/2027        19,581,398
        255,000   NYC IDA (Allied Metal)                                               6.375       12/01/2014           238,652
        940,000   NYC IDA (Allied Metal)                                               7.125       12/01/2027           843,020
      3,065,000   NYC IDA (Amboy Properties)                                           6.750       06/01/2020         2,620,667
      2,905,000   NYC IDA (American Airlines)(1)                                       5.400       07/01/2019         1,430,393
     32,580,000   NYC IDA (American Airlines)(1)                                       5.400       07/01/2020        16,000,364
     41,550,000   NYC IDA (American Airlines)(1)                                       6.900       08/01/2024        22,009,035
     20,240,000   NYC IDA (American Airlines)(1)                                       7.125       08/01/2011        19,141,575
        540,000   NYC IDA (American Airlines)(1)                                       7.500       08/01/2016           478,699
     18,200,000   NYC IDA (American Airlines)(1)                                       7.625       08/01/2025        15,437,786
     69,350,000   NYC IDA (American Airlines)(1)                                       7.750       08/01/2031        58,039,709
     44,860,000   NYC IDA (American Airlines)                                          8.000       08/01/2028        39,034,032
    338,060,000   NYC IDA (American Airlines)(1)                                       8.500       08/01/2028       309,166,012
      3,530,000   NYC IDA (American National Red Cross)(1)                             5.000       02/01/2036         3,305,280
      4,620,000   NYC IDA (Atlantic Paste & Glue Company)                              6.625       11/01/2019         4,245,641
      1,160,000   NYC IDA (Atlantic Veal & Lamb)                                       8.375       12/01/2016         1,162,320
        380,000   NYC IDA (Baco Enterprises)                                           7.500       11/01/2011           371,173
      1,685,000   NYC IDA (Baco Enterprises)                                           8.500       11/01/2021         1,603,075
      1,500,000   NYC IDA (Bark Frameworks)                                            6.750       11/01/2019         1,351,905
     10,240,000   NYC IDA (Berkeley Carroll School)                                    6.100       11/01/2028         9,162,445
      5,500,000   NYC IDA (Beth Abraham Health Services)                               6.500       02/15/2022         4,896,870
      1,035,000   NYC IDA (Beth Abraham Health Services)                               6.500       11/15/2027           940,049
      4,220,000   NYC IDA (Beth Abraham Health Services)                               6.500       11/15/2034         3,755,547
     52,750,000   NYC IDA (British Airways)(1)                                         5.250       12/01/2032        32,118,948
     34,425,000   NYC IDA (British Airways)(1)                                         7.625       12/01/2032        29,021,652
     86,010,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                5.650       10/01/2028        71,992,090
    151,620,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                5.750       10/01/2036       124,519,441


                         10 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$    21,255,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                6.200%      10/01/2022   $    19,522,080
     16,205,000   NYC IDA (Calhoun School)                                             6.625       12/01/2034        15,882,196
      4,145,000   NYC IDA (Calhoun School)                                             6.625       12/01/2034         4,062,432
      2,895,000   NYC IDA (Center for Elimination of Family Violence)                  7.375       11/01/2036         2,652,573
     12,170,000   NYC IDA (Center for Nursing/Rehabilitation)                          5.375       08/01/2027         9,508,421
      3,400,000   NYC IDA (Center for Nursing/Rehabilitation)                          5.375       08/01/2027         2,662,676
     29,135,000   NYC IDA (Chapin School)                                              5.000       11/01/2038        23,572,837
      1,275,000   NYC IDA (Community Hospital of Brooklyn)                             6.875       11/01/2010         1,279,628
      1,490,000   NYC IDA (Comprehensive Care Management)                              6.000       05/01/2026         1,267,439
      3,145,000   NYC IDA (Comprehensive Care Management)                              6.125       11/01/2035         2,645,354
      3,975,000   NYC IDA (Comprehensive Care Management)                              6.375       11/01/2028         3,501,419
      1,575,000   NYC IDA (Comprehensive Care Management)                              6.375       11/01/2028         1,380,677
      1,650,000   NYC IDA (Comprehensive Care Management)                              7.875       12/01/2016         1,671,945
        795,000   NYC IDA (Comprehensive Care Management)                              8.000       12/01/2011           795,898
        600,000   NYC IDA (Continental Airlines)(1)                                    7.250       11/01/2008           599,022
      4,685,000   NYC IDA (Continental Airlines)(1)                                    8.375       11/01/2016         4,424,092
      1,745,000   NYC IDA (Cool Wind Ventilation)                                      5.250       11/01/2017         1,576,346
      1,570,000   NYC IDA (Cool Wind Ventilation)                                      5.450       11/01/2017         1,418,260
      5,685,000   NYC IDA (Cool Wind Ventilation)                                      5.875       11/01/2027         4,874,490
      3,600,000   NYC IDA (Dioni)                                                      6.625       11/01/2019         3,440,052
        975,000   NYC IDA (Eger Harbor House)                                          5.875       05/20/2044           981,357
      5,500,000   NYC IDA (Family Support Systems)                                     7.500       11/01/2034         4,956,545
      7,315,000   NYC IDA (Friends Seminary School)                                    7.125       09/15/2031         7,394,368
     13,780,000   NYC IDA (Gateway School of New York)                                 5.550       06/01/2039        11,339,286
      2,265,000   NYC IDA (Gateway School of New York)                                 6.500       11/01/2019         2,282,554
     14,935,000   NYC IDA (General Motors Corp.)(1)                                    5.125       12/30/2023         8,179,302
      1,900,000   NYC IDA (Global Country World Peace)                                 7.250       11/01/2025         1,622,847
      1,800,000   NYC IDA (Global Country World Peace)                                 7.250       11/01/2025         1,537,434
      2,175,000   NYC IDA (Good Shepherd Services)(1)                                  5.875       06/01/2014         2,071,601
      4,170,000   NYC IDA (Gourmet Boutique)                                           5.750       05/01/2021         3,529,029
      7,290,000   NYC IDA (Guttmacher Institute)                                       5.750       12/01/2036         5,749,040
         95,000   NYC IDA (Herbert G. Birch Childhood Project)                         7.375       02/01/2009            94,783
      2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                         8.375       02/01/2022         2,179,657
        800,000   NYC IDA (Independent Living Assoc.)                                  6.200       07/01/2020           704,224
      7,890,000   NYC IDA (JetBlue Airways Corp.)(1)                                   5.000       05/15/2020         5,379,560
     11,870,000   NYC IDA (JetBlue Airways Corp.)(1)                                   5.125       05/15/2030         7,027,871
      9,000,000   NYC IDA (JFK International Airport)(1)                               8.000       08/01/2012         8,630,640
      1,605,000   NYC IDA (Julia Gray)                                                 7.500       11/01/2020         1,524,252
        700,000   NYC IDA (Just Bagels Manufacturing)                                  8.500       11/01/2016           715,862
        970,000   NYC IDA (Just Bagels Manufacturing)                                  8.750       11/01/2026           989,613
        575,000   NYC IDA (L&M Optical Disc)                                           7.125       11/01/2010           570,647
     10,175,000   NYC IDA (Liberty-7 World Trade Center)                               6.250       03/01/2015        10,174,390
     13,390,000   NYC IDA (Liberty-7 World Trade Center)(2)                            6.500       03/01/2035        13,498,861
     12,000,000   NYC IDA (Liberty-7 World Trade Center)                               6.750       03/01/2015        12,251,520
     45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)                           5.000       09/01/2035        36,600,655
      3,025,000   NYC IDA (Little Red Schoolhouse)                                     6.750       11/01/2018         3,045,449
        205,000   NYC IDA (Lucky Polyethylene Manufacturing Company)                   7.000       11/01/2009           201,734


                         11 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Company)                   7.800%      11/01/2024   $     2,571,866
      2,035,000   NYC IDA (Lycee Francais De New York)(1)                              5.375       06/01/2023         1,761,435
     23,000,000   NYC IDA (Magen David Yeshivah)                                       5.700       06/15/2027        20,143,400
      3,745,000   NYC IDA (Manhattan Community Access Corp.)                           6.000       12/01/2036         2,954,768
      1,895,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)             6.375       11/01/2038         1,645,106
      9,175,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)             6.375       11/01/2038         7,965,093
        680,000   NYC IDA (Marymount School of New York)(1)                            5.125       09/01/2021           611,993
      4,010,000   NYC IDA (Marymount School of New York)(1)                            5.250       09/01/2031         3,333,553
     18,585,000   NYC IDA (MediSys Health Network)                                     6.250       03/15/2024        14,930,260
        925,000   NYC IDA (Mesorah Publications)                                       6.450       02/01/2011           903,346
      4,790,000   NYC IDA (Mesorah Publications)                                       6.950       02/01/2021         4,422,559
      8,405,000   NYC IDA (Metro Biofuels)                                             6.000       11/01/2028         7,410,352
      3,000,000   NYC IDA (Metropolitan College of New York)                           5.750       03/01/2020         2,774,850
      2,275,000   NYC IDA (Morrisons Pastry)                                           6.500       11/01/2019         2,029,619
        175,000   NYC IDA (NYC Outward Bound Center)                                   7.250       11/01/2010           175,051
         25,000   NYC IDA (NYU)                                                        5.000       07/01/2041            23,181
     40,000,000   NYC IDA (NYU)(6)                                                     5.250       07/01/2048        37,546,200
      4,475,000   NYC IDA (Paradise Products)                                          8.250       11/01/2022         4,004,812
         60,000   NYC IDA (Petrocelli Electric)                                        7.250       11/01/2008            59,979
      3,780,000   NYC IDA (Petrocelli Electric)                                        8.000       11/01/2017         3,694,988
        940,000   NYC IDA (Petrocelli Electric)                                        8.000       11/01/2018           917,365
     10,065,000   NYC IDA (Polytechnic University)(1)                                  5.250       11/01/2027         8,467,181
     24,125,000   NYC IDA (Polytechnic University)(1)                                  5.250       11/01/2037        19,334,016
      2,240,000   NYC IDA (Precision Gear)                                             6.375       11/01/2024         2,046,934
      1,910,000   NYC IDA (Precision Gear)                                             6.375       11/01/2024         1,665,673
        930,000   NYC IDA (Precision Gear)                                             7.625       11/01/2024           917,222
      4,100,000   NYC IDA (PSCH)                                                       6.375       07/01/2033         3,757,445
     33,410,000   NYC IDA (Queens Baseball Stadium)                                    5.000       01/01/2046        29,074,050
      6,800,000   NYC IDA (Reece School)                                               7.500       12/01/2037         6,460,952
      2,300,000   NYC IDA (Reece School)                                               7.500       12/01/2037         2,185,322
      2,150,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                         6.250       11/01/2014         2,031,686
      8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                         6.750       11/01/2028         7,548,645
      1,000,000   NYC IDA (Roundabout Theatre)                                         5.000       10/01/2023           838,160
        545,000   NYC IDA (Sahadi Fine Foods)                                          6.250       11/01/2009           536,035
      4,085,000   NYC IDA (Sahadi Fine Foods)                                          6.750       11/01/2019         3,564,694
        875,000   NYC IDA (Services for the Underserved/Young Adult Institute
                     Obligated Group)                                                  5.000       07/01/2026           702,406
      4,380,000   NYC IDA (Showman Fabricators)                                        7.500       11/01/2028         3,733,205
      3,275,000   NYC IDA (South Bronx Overall Economic Devel.)                        8.625       12/01/2025         2,974,257
      1,625,000   NYC IDA (Special Needs Facilities Pooled Program)                    4.750       07/01/2020         1,364,025
        995,000   NYC IDA (Special Needs Facilities Pooled Program)                    5.250       07/01/2022           854,516
      4,255,000   NYC IDA (Special Needs Facilities Pooled Program)                    6.650       07/01/2023         4,444,177
      6,230,000   NYC IDA (Special Needs Facilities Pooled Program)                    7.875       08/01/2025         6,253,176
      5,760,000   NYC IDA (Stallion)                                                   5.500       11/01/2036         4,403,520
        955,000   NYC IDA (Stallion)                                                   6.000       11/01/2027           835,052
         10,000   NYC IDA (Staten Island University Hospital)(1)                       6.375       07/01/2031             8,829
      4,405,000   NYC IDA (Staten Island University Hospital)(1)                       6.375       07/01/2031         3,889,086


                         12 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     1,455,000   NYC IDA (Staten Island University Hospital)(1)                       6.450%      07/01/2032   $     1,294,732
        500,000   NYC IDA (Streamline Plastics)                                        7.750       12/01/2015           469,360
      1,275,000   NYC IDA (Streamline Plastics)                                        8.125       12/01/2025         1,179,962
      6,808,500   NYC IDA (Studio School)                                              7.000       11/01/2038         5,502,698
        715,000   NYC IDA (Surprise Plastics)                                          7.500       11/01/2013           647,568
      2,480,000   NYC IDA (Surprise Plastics)                                          8.500       11/01/2023         2,096,617
      7,245,000   NYC IDA (Terminal One Group Assoc.)(1)                               5.500       01/01/2020         6,939,478
      7,750,000   NYC IDA (Terminal One Group Assoc.)(1)                               5.500       01/01/2021         7,326,385
     11,390,000   NYC IDA (Terminal One Group Assoc.)(1)                               5.500       01/01/2024        10,483,014
        380,000   NYC IDA (The Bank Street College)(1)                                 5.250       12/01/2021           341,780
      1,000,000   NYC IDA (The Bank Street College)(1)                                 5.250       12/01/2030           848,160
      8,800,000   NYC IDA (The Child School)                                           7.550       06/01/2033         8,271,384
        210,000   NYC IDA (Therapy & Learning Center)                                  7.500       10/01/2011           209,213
      3,735,000   NYC IDA (Therapy & Learning Center)                                  8.250       10/01/2031         3,665,006
      8,955,000   NYC IDA (Tides Two Rivers Foundation)                                5.650       12/01/2039         7,055,107
      4,260,000   NYC IDA (Ulano)                                                      6.900       11/01/2019         3,667,604
     32,040,000   NYC IDA (Unicef)                                                     5.300       11/01/2038        24,748,337
      1,000,000   NYC IDA (United Nations School)(1)                                   6.350       12/01/2015         1,003,150
        260,000   NYC IDA (Urban Health Plan)                                          6.250       09/15/2009           259,467
      9,830,000   NYC IDA (Urban Health Plan)                                          7.050       09/15/2026         9,413,994
      3,640,000   NYC IDA (Urban Resource Institute)                                   7.375       11/01/2033         3,347,380
      1,295,000   NYC IDA (Utleys)                                                     7.375       11/01/2023         1,196,399
      2,965,000   NYC IDA (Van Blarcom Closures)                                       8.000       11/01/2017         3,034,915
      2,800,000   NYC IDA (Vaughn College Aeronautics)(1)                              5.000       12/01/2021         2,340,016
      1,330,000   NYC IDA (Vaughn College Aeronautics)(1)                              5.000       12/01/2028         1,006,065
      3,235,000   NYC IDA (Vaughn College Aeronautics)(1)                              5.000       12/01/2028         2,447,083
        900,000   NYC IDA (Vaughn College Aeronautics)(1)                              5.000       12/01/2031           662,220
      1,800,000   NYC IDA (Vaughn College Aeronautics)(1)                              5.250       12/01/2036         1,339,326
     17,000,000   NYC IDA (Visy Paper)                                                 7.800       01/01/2016        17,013,770
     70,500,000   NYC IDA (Visy Paper)                                                 7.950       01/01/2028        70,552,875
      1,930,000   NYC IDA (Vocational Instruction)(10)                                 7.750       02/01/2033         1,387,477
        280,000   NYC IDA (W & W Jewelers)                                             7.250       02/01/2011           279,423
      1,555,000   NYC IDA (W & W Jewelers)                                             8.250       02/01/2021         1,569,866
      5,930,000   NYC IDA (Weizmann Institute)                                         5.900       11/01/2034         5,328,342
      2,900,000   NYC IDA (Weizmann Institute)                                         5.900       11/01/2034         2,605,766
      2,795,000   NYC IDA (Westchester Square Medical Center)                          8.000       11/01/2010         2,633,197
      6,160,000   NYC IDA (Westchester Square Medical Center)                          8.375       11/01/2015         5,483,817
      1,660,000   NYC IDA (World Casing Corp.)                                         6.700       11/01/2019         1,517,622
     93,105,000   NYC IDA (Yankee Stadium)                                             5.000       03/01/2046        80,747,173
     24,270,000   NYC IDA (Yeled Yalda Early Childhood)                                5.725       11/01/2037        19,265,526
     57,700,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2026        55,981,117
     27,500,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2031        25,828,825
     11,720,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2032        10,992,247
     31,400,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2034        29,538,451
     64,190,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2034        59,962,751
     40,100,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2037        37,219,617
     18,000,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2038        16,664,130
     22,000,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2038        20,351,540


                         13 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$    31,500,000   NYC Municipal Water Finance Authority(6)                             5.000%      06/15/2039   $    29,122,853
     19,740,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2039        18,360,470
     18,000,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2039        16,641,630
     33,600,000   NYC Municipal Water Finance Authority(6)                             5.000       06/15/2039        31,079,891
     44,840,000   NYC Municipal Water Finance Authority(6)                             5.125       06/15/2032        43,490,316
         50,000   NYC Municipal Water Finance Authority(1)                             5.000       06/15/2029            48,063
         30,000   NYC Municipal Water Finance Authority(1)                             5.125       06/15/2032            29,097
         30,000   NYC Municipal Water Finance Authority(1)                             5.125       06/15/2033            29,038
         25,000   NYC Municipal Water Finance Authority(1)                             5.125       06/15/2033            24,199
        145,000   NYC Trust for Cultural Resources (Museum of American Folk Art)       6.125       07/01/2030           126,832
        330,000   NYS DA (Augustana Lutheran Home)(1)                                  5.400       02/01/2031           309,949
      1,500,000   NYS DA (Augustana Lutheran Home)                                     5.500       02/01/2041         1,417,185
     14,360,000   NYS DA (Buena Vida Nursing Home)(6)                                  5.250       07/01/2028        13,963,234
     13,225,000   NYS DA (Cabrini Westchester)                                         5.200       02/15/2041        12,456,231
      2,905,000   NYS DA (Chapel Oaks)(1)                                              5.450       07/01/2026         2,837,604
      2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)(1)                    5.000       07/01/2027         1,986,998
      3,180,000   NYS DA (Concord Nursing Home)(1)                                     5.500       02/15/2030         3,025,643
      1,250,000   NYS DA (D'Youville College)(1)                                       5.250       07/01/2025         1,091,800
     14,225,000   NYS DA (Dept. of Mental Hygiene)(8)                                  5.000       02/15/2023        13,578,189
         15,000   NYS DA (Dept. of Mental Hygiene)(1)                                  5.250       08/15/2031            14,106
         20,000   NYS DA (Ellis Hospital)(1)                                           5.600       08/01/2025            20,001
      6,790,000   NYS DA (Frances Schervier Home & Hospital Obligated Group)(1)        5.500       07/01/2027         6,052,674
        880,000   NYS DA (Grace Manor Health Care Facility)(1)                         6.150       07/01/2018           881,390
      1,575,000   NYS DA (Health Quest Systems)(1)                                     5.250       07/01/2027         1,541,768
      2,700,000   NYS DA (Health Quest Systems)(1)                                     5.250       07/01/2027         2,643,030
     43,600,000   NYS DA (Insured Hospital)(1)                                         5.560(3)    08/15/2036         7,633,052
      1,000,000   NYS DA (Jones Memorial Hospital)(1)                                  5.375       08/01/2034           973,380
      3,255,000   NYS DA (L.I. University)                                             5.125       09/01/2023         3,186,775
        235,000   NYS DA (L.I. University)(1)                                          5.250       09/01/2028           201,731
      1,335,000   NYS DA (L.I. University)                                             5.250       09/01/2028         1,167,511
      1,585,000   NYS DA (L.I. University)(1)                                          5.500       09/01/2020         1,492,769
      1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)                      5.375       07/01/2020         1,559,708
        405,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)                      5.500       07/01/2030           343,983
     20,000,000   NYS DA (Maimonides Medical Center)(6)                                5.750       08/01/2029        19,688,500
         65,000   NYS DA (Maimonides Medical Center)(1)                                5.750       08/01/2035            65,003
      3,865,000   NYS DA (Manhattan College)                                           5.000       07/01/2041         3,296,343
      3,260,000   NYS DA (Manhattan College)(1)                                        5.300       07/01/2037         2,957,081
     18,230,000   NYS DA (Memorial Sloan-Kettering)(6,8)                               5.000       07/01/2035        16,934,778
      1,000,000   NYS DA (Menorah Campus)(1)                                           6.100       02/01/2037         1,005,990
     23,300,000   NYS DA (Menorah Home & Hospital)(1)                                  5.150       08/01/2038        21,821,382
     12,460,000   NYS DA (Menorah)(1)                                                  5.100       08/01/2028        11,861,795
      3,800,000   NYS DA (Millard Fillmore Hospital)(1)                                5.375       02/01/2032         3,718,148


                         14 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                       6.375%      07/01/2029   $     3,874,448
      2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                       6.875       07/01/2019         2,466,839
      6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                       6.875       07/01/2025         6,875,778
     13,240,000   NYS DA (Montefiore Medical Center)                                   5.000       02/01/2028        11,931,888
      1,750,000   NYS DA (Montefiore Medical Center)                                   5.000       08/01/2033         1,550,045
      9,500,000   NYS DA (Montefiore Medical Center)(1)                                5.500       08/01/2038         9,377,165
     10,150,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)            5.500       07/01/2026         9,339,421
      6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)            6.000       07/01/2014         6,983,736
     25,240,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)            6.500       07/01/2025        25,482,809
      2,335,000   NYS DA (Mt. Sinai Hospital)(1)                                       6.625       07/01/2019         2,388,448
     10,450,000   NYS DA (Mt. Sinai/NYU Health)(1)                                     5.500       07/01/2026         9,636,468
      2,280,000   NYS DA (Mt. Sinai/NYU Health)(1)                                     6.500       07/01/2017         2,336,088
      5,745,000   NYS DA (Mt. Sinai/NYU Health)(1)                                     6.750       07/01/2020         5,877,710
      2,265,000   NYS DA (New York Methodist Hospital)                                 5.250       07/01/2033         1,923,506
      9,965,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
                     Center Obligated Group)(6)                                        2.606(5)    05/01/2018         8,320,500
     62,010,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
                     Center Obligated Group)(6)                                        2.706(5)    05/01/2033        44,027,073
      7,500,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
                     Center)(1)                                                        5.000       05/01/2032         6,491,775
     11,000,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
                     Center)(1)                                                        5.000       05/01/2037         9,371,780
        970,000   NYS DA (Norwegian Christian Home & Health Center)(1)                 5.200       08/01/2036           918,668
      2,000,000   NYS DA (Norwegian Christian Home & Health Center)                    6.100       08/01/2041         2,059,220
     22,380,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)(1)                      5.000       11/01/2034        19,210,768
      3,520,000   NYS DA (Nursing Home)                                                4.900       02/15/2041         3,091,299
      7,375,000   NYS DA (Nursing Home)                                                4.950       02/15/2045         6,498,186
     18,825,000   NYS DA (Nursing Homes)(1)                                            5.300       02/01/2038        18,064,282
      5,000,000   NYS DA (NYU Hospitals Center)(1)                                     5.000       07/01/2020         4,404,750
     11,100,000   NYS DA (NYU Hospitals Center)(1)                                     5.000       07/01/2026         9,349,863
     20,580,000   NYS DA (NYU Hospitals Center)(1)                                     5.000       07/01/2026        17,316,012
     40,320,000   NYS DA (NYU Hospitals Center)(1)                                     5.000       07/01/2036        32,500,339
      4,600,000   NYS DA (NYU Hospitals Center)(1)                                     5.250       07/01/2024         4,037,834
      2,000,000   NYS DA (NYU Hospitals Center)(1)                                     5.625       07/01/2037         1,766,280
        505,000   NYS DA (NYU)                                                         5.000       07/01/2041           468,251
      7,275,000   NYS DA (Orange Regional Medical Center)(1)                           6.125       12/01/2029         6,614,648
     17,980,000   NYS DA (Orange Regional Medical Center)(1)                           6.250       12/01/2037        16,248,706
      2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)                       5.000       11/01/2026         2,771,438
      6,035,000   NYS DA (Providence Rest)                                             5.000       07/01/2035         4,198,489
      2,700,000   NYS DA (Providence Rest)                                             5.125       07/01/2030         2,040,471
      3,100,000   NYS DA (Providence Rest)                                             5.250       07/01/2025         2,496,120


                         15 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     6,260,000   NYS DA (Rochester General Hospital)(1)                               5.000%      12/01/2025   $     5,389,422
     17,660,000   NYS DA (Rochester General Hospital)(1)                               5.000       12/01/2035        14,415,152
        675,000   NYS DA (Sarah Neuman Nursing Home)(1)                                5.450       08/01/2027           672,584
         50,000   NYS DA (School Districts Financing Program), Series B(1)             6.000       10/01/2022            52,475
         25,000   NYS DA (School Districts Financing Program), Series B(1)             6.000       10/01/2029            25,846
     20,520,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                           6.000       07/01/2030        19,607,065
      1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)                      5.100       07/01/2034           918,856
        415,000   NYS DA (Special Act School Districts)(1)                             6.000       07/01/2019           415,784
      2,470,000   NYS DA (St. Barnabas Hospital)(1)                                    5.450       08/01/2035         2,428,776
      1,055,000   NYS DA (St. Catherine of Siena Medical Center)(1)                    6.000       07/01/2030         1,008,063
      2,580,000   NYS DA (St. James Mercy Hospital)(1)                                 5.400       02/01/2038         2,512,765
    101,800,000   NYS DA (St. Luke's Roosevelt Hospital)(6, 8)                         4.900       08/15/2031        90,622,490
      1,505,000   NYS DA (St. Thomas Aquinas College)(1)                               5.250       07/01/2028         1,292,750
      2,095,000   NYS DA (Vassar Brothers)(1)                                          5.375       07/01/2025         2,089,092
     11,695,000   NYS DA (Vassar College)(6, 8)                                        5.000       07/01/2046        10,750,381
      2,500,000   NYS DA (Willow Towers)(1)                                            5.400       02/01/2034         2,417,775
        715,000   NYS DA, Series B(1)                                                  6.650       08/15/2030           740,769
        100,000   NYS EFC (Clean Water & Drinking Revolving Funds)(1)                  5.125       06/15/2031            96,545
      2,365,000   NYS EFC (NYS Water Services)(1)                                      6.000       01/15/2031         2,294,121
         50,000   NYS EFC (United Waterworks)(1)                                       5.150       03/01/2034            42,611
         15,000   NYS ERDA (Brooklyn Union Gas Company)(1)                             5.500       01/01/2021            15,056
      7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                           9.258(9)    04/01/2020         7,302,470
     16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                          10.585(9)    07/01/2026        16,391,769
        235,000   NYS ERDA (Central Hudson Gas & Electric Co.)(1)                      5.450       08/01/2027           233,068
     23,270,000   NYS ERDA (LILCO)(1)                                                  5.300       11/01/2023        20,936,019
        350,000   NYS ERDA (LILCO)(1)                                                  5.300       10/01/2024           313,345
        100,000   NYS ERDA (LILCO)(1)                                                  5.300       08/01/2025            89,398
         75,000   NYS ERDA (LILCO)(1)                                                  5.300       08/01/2025            66,907
     13,940,000   NYS ERDA (Niagara Mohawk Power Corp.)(1)                             5.150       11/01/2025        13,493,223
         70,000   NYS ERDA (Rochester Gas and Electric)(1)                             5.375       05/15/2032            62,366
     14,500,000   NYS ERDA (Rochester Gas and Electric)(1)                             5.950       09/01/2033        13,746,870
      3,095,000   NYS HFA (Affordable Hsg.)(1)                                         5.100       11/01/2028         2,668,571
      4,400,000   NYS HFA (Affordable Hsg.)                                            5.250       11/01/2027         3,935,756
      2,365,000   NYS HFA (Affordable Hsg.)                                            5.250       11/01/2038         2,019,876
      8,185,000   NYS HFA (Affordable Hsg.)                                            5.300       11/01/2037         7,108,918
     10,220,000   NYS HFA (Affordable Hsg.)                                            5.450       11/01/2045         8,913,475
      2,605,000   NYS HFA (Children's Rescue)(1)                                       7.625       05/01/2018         2,565,743
      1,720,000   NYS HFA (Crotona Estates Apartments)(1)                              4.950       08/15/2038         1,367,744
        985,000   NYS HFA (Friendship)                                                 5.100       08/15/2041           807,769
      1,465,000   NYS HFA (Golden Age Apartments)                                      5.000       02/15/2037         1,181,859
      5,960,000   NYS HFA (Highland Avenue Senior Apartments)                          5.000       02/15/2039         4,991,500
      8,600,000   NYS HFA (Horizons at Wawayanda)                                      5.150       11/01/2040         7,092,248


                         16 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     8,865,000   NYS HFA (Horizons at Wawayanda)(1)                                   5.350%      06/01/2025   $     8,000,219
      1,645,000   NYS HFA (Kensico Terrace Apartments)(1)                              4.900       02/15/2038         1,297,165
        945,000   NYS HFA (Kensico Terrace Apartments)(1)                              4.950       02/15/2038           752,040
          5,000   NYS HFA (Meadow Manor)(1)                                            7.750       11/01/2019             5,090
      3,960,000   NYS HFA (Multifamily Hsg.)(1)                                        4.850       02/15/2038         3,093,908
      6,580,000   NYS HFA (Multifamily Hsg.)                                           4.850       11/01/2040         5,106,475
        745,000   NYS HFA (Multifamily Hsg.)(1)                                        5.250       11/15/2028           658,736
      1,340,000   NYS HFA (Multifamily Hsg.)(1)                                        5.300       08/15/2024         1,220,941
      1,700,000   NYS HFA (Multifamily Hsg.)                                           5.300       11/15/2039         1,456,900
      2,860,000   NYS HFA (Multifamily Hsg.)(1)                                        5.350       08/15/2031         2,517,172
      2,080,000   NYS HFA (Multifamily Hsg.)(1)                                        5.375       02/15/2035         1,812,325
      3,290,000   NYS HFA (Multifamily Hsg.)(1)                                        5.450       08/15/2032         2,928,265
      2,075,000   NYS HFA (Multifamily Hsg.)(1)                                        5.500       08/15/2030         1,872,356
      1,240,000   NYS HFA (Multifamily Hsg.)(1)                                        5.600       02/15/2026         1,140,428
      1,730,000   NYS HFA (Multifamily Hsg.)(1)                                        5.600       08/15/2033         1,562,294
      1,100,000   NYS HFA (Multifamily Hsg.)(1)                                        5.650       08/15/2030         1,009,052
      3,200,000   NYS HFA (Multifamily Hsg.)(1)                                        5.650       08/15/2030         2,935,424
      1,000,000   NYS HFA (Multifamily Hsg.)(1)                                        5.650       08/15/2031           914,040
      1,710,000   NYS HFA (Multifamily Hsg.)(1)                                        5.650       02/15/2034         1,550,389
      2,120,000   NYS HFA (Multifamily Hsg.)(1)                                        5.700       08/15/2033         1,937,807
        695,000   NYS HFA (Multifamily Hsg.)(1)                                        6.250       02/15/2031           682,629
      1,255,000   NYS HFA (Multifamily Hsg.)(1)                                        6.400       11/15/2027         1,254,950
      5,450,000   NYS HFA (Multifamily Hsg.)(1)                                        6.750       11/15/2036         5,503,519
        310,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2009           315,087
        340,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2010           345,579
        365,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2011           370,990
        395,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2012           401,482
        425,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2013           431,974
        510,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2014           518,369
        540,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2015           548,861
        580,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2016           589,518
        640,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2017           650,502
        685,000   NYS HFA (Nonprofit Hsg.)(1)                                          8.400       11/01/2018           696,241
      1,490,000   NYS HFA (North Street)                                               5.050       08/15/2039         1,217,121
      4,370,000   NYS HFA (Phillips Village)(1)                                        7.750       08/15/2017         4,429,039
      4,200,000   NYS HFA (Senior Devel. Hsg.)                                         5.400       11/15/2042         3,609,606
         70,000   NYS HFA (Service Contract)(1)                                        5.375       03/15/2023            69,065
         35,000   NYS HFA (Service Contract)(1)                                        6.500       03/15/2025            35,036
      1,540,000   NYS HFA (Tiffany Gardens)(1)                                         4.900       08/15/2025         1,316,392
      3,210,000   NYS HFA (Tiffany Gardens)(1)                                         5.125       08/15/2037         2,673,994
        230,000   NYS LGSC (SCSB)(2)                                                   7.250       12/15/2011           225,729
        810,000   NYS LGSC (SCSB)(2)                                                   7.375       12/15/2016           785,903
        980,000   NYS LGSC (SCSB)(2)                                                   7.750       12/15/2021           924,944
        960,000   NYS Medcare (Hospital & Nursing Home)(1)                             6.300       08/15/2023           961,910


                         17 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$       740,000   NYS Medcare (Hospital & Nursing Home)(1)                             6.375%      08/15/2033   $       741,243
        270,000   NYS Medcare (Hospital & Nursing Home)(1)                             7.400       11/01/2016           270,861
        195,000   NYS Medcare (Hospital & Nursing Home)(1)                             9.375       11/01/2016           196,020
         30,000   NYS Medcare (M.G. Nursing Home)(1)                                   6.200       02/15/2015            30,066
      1,670,000   NYS Medcare (M.G. Nursing Home)(1)                                   6.375       02/15/2035         1,672,806
          5,000   NYS UDC (Correctional Facilities)(1)                                 6.309(3)    01/01/2013             4,045
         25,000   NYS UDC (Subordinated Lien)(1)                                       5.500       07/01/2016            25,172
      5,300,000   Oneida County, NY IDA (Bonide Products)                              6.250       11/01/2018         4,697,443
        830,000   Oneida County, NY IDA (Civic Facilities-Mohawk Valley)               5.000       09/15/2035           584,760
        450,000   Oneida County, NY IDA (Mohawk Valley Handicapped Services)           5.300       03/15/2019           405,036
        840,000   Oneida County, NY IDA (Mohawk Valley Handicapped Services)           5.350       03/15/2029           679,510
      1,190,000   Oneida County, NY IDA (Presbyterian Home)(1)                         5.250       03/01/2019         1,193,035
      1,015,000   Oneida County, NY IDA (Presbyterian Home)(1)                         6.100       06/01/2020         1,034,569
      3,990,000   Onondaga County, NY IDA (Air Cargo)                                  6.125       01/01/2032         3,466,472
      2,000,000   Onondaga County, NY IDA (Air Cargo)(1)                               7.250       01/01/2032         1,881,420
      2,200,000   Onondaga County, NY IDA (Anheuser-Busch)(1)                          4.950       07/01/2036         1,777,468
        770,000   Onondaga County, NY IDA (Coltec Industries)                          9.875       10/01/2010           786,324
      1,235,000   Onondaga County, NY IDA (Community General Hospital)(1)              5.500       11/01/2018         1,099,199
      6,485,000   Onondaga County, NY IDA (Community General Hospital)(1)              6.625       01/01/2018         6,286,235
      1,185,000   Onondaga County, NY IDA (Free Library)                               5.125       03/01/2030         1,079,037
      1,115,000   Onondaga County, NY IDA (Free Library)                               5.125       03/01/2037           985,392
      4,710,000   Onondaga County, NY IDA (Le Moyne College)(1)                        5.625       12/01/2021         4,488,536
      9,600,000   Onondaga County, NY IDA (Solvay Paperboard)                          6.800       11/01/2014         9,433,824
     67,200,000   Onondaga County, NY IDA (Solvay Paperboard)                          7.000       11/01/2030        65,537,472
        500,000   Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch
                     Companies)(1)                                                     6.250       12/01/2034           492,975
     45,699,598   Onondaga County, NY Res Rec                                          0.000(4)    05/01/2022        28,965,319
     41,580,000   Onondaga County, NY Res Rec                                          5.000       05/01/2015        37,016,595
      2,500,000   Orange County, NY IDA (Arden Hill Life Care Center)                  7.000       08/01/2021         2,534,350
      2,325,000   Orange County, NY IDA (Arden Hill Life Care Center)                  7.000       08/01/2031         2,350,250
      2,090,000   Orange County, NY IDA (Arden Hill Life Care Center)                  7.000       08/01/2031         2,092,257
      2,705,000   Orange County, NY IDA (Glen Arden)                                   5.625       01/01/2018         2,439,099
      5,590,000   Orange County, NY IDA (Glen Arden)                                   5.700       01/01/2028         4,490,559
        195,000   Orange County, NY IDA (Orange Mental Retardation Properties)(1)      7.800       07/01/2011           195,632
      1,715,000   Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated
                     Group)(1)                                                         5.375       12/01/2021         1,564,252
      6,330,000   Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated
                     Group)(1)                                                         5.375       12/01/2026         5,558,120
      2,235,000   Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated
                     Group)(1)                                                         5.375       12/01/2026         1,962,464


                         18 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$     7,315,000   Orange County, NY IDA (Tuxedo Place)(2)                              7.000%      08/01/2032   $     5,746,298
      2,500,000   Orange County, NY IDA (Tuxedo Place)(2)                              7.000       08/01/2033         1,953,850
      2,755,000   Oswego County, NY IDA (Bishop's Common)                              5.375       02/01/2049         2,605,679
      6,870,000   Otsego County, NY IDA (Hartwick College)(1)                          5.900       07/01/2022         6,265,165
      1,350,000   Otsego County, NY IDA (Hartwick College)(1)                          6.000       07/01/2013         1,355,684
      1,435,000   Otsego County, NY IDA (Hartwick College)(1)                          6.000       07/01/2014         1,434,842
      1,520,000   Otsego County, NY IDA (Hartwick College)(1)                          6.000       07/01/2015         1,504,086
      1,610,000   Otsego County, NY IDA (Hartwick College)(1)                          6.000       07/01/2016         1,576,689
     12,330,000   Peekskill, NY IDA (Drum Hill)                                        6.375       10/01/2028        10,498,748
      2,055,000   Penfield-Crown Oak, NY Hsg. Devel. Corp. (Crown Oak Apartments)      4.875       12/01/2038         1,806,633
      1,150,000   Port Authority  NY/NJ (Continental Airlines)(1)                      9.000       12/01/2010         1,150,230
     51,180,000   Port Authority  NY/NJ (Continental Airlines)(1)                      9.125       12/01/2015        51,243,975
     15,840,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)            5.750       12/01/2022        14,735,160
     30,530,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)            5.750       12/01/2025        27,738,642
      2,625,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)            5.900       12/01/2017         2,503,620
      5,910,000   Port Authority  NY/NJ (KIAC)                                         6.750       10/01/2011         5,793,514
     48,300,000   Port Authority  NY/NJ (KIAC)                                         6.750       10/01/2019        48,074,439
         35,000   Port Authority  NY/NJ, 122nd Series(1)                               5.000       07/15/2026            31,271
        525,000   Port Authority  NY/NJ, 122nd Series(1)                               5.125       01/15/2036           466,205
      9,810,000   Port Authority  NY/NJ, 124th Series(1)                               5.000       08/01/2036         8,494,283
        270,000   Port Authority  NY/NJ, 126th Series(1)                               5.125       11/15/2028           242,587
        240,000   Port Authority  NY/NJ, 126th Series(1)                               5.125       11/15/2030           214,445
      1,145,000   Port Authority  NY/NJ, 127th Series(1)                               5.125       06/15/2037         1,011,344
         50,000   Port Authority  NY/NJ, 127th Series(1)                               5.200       12/15/2027            45,524
      7,070,000   Port Authority  NY/NJ, 127th Series(1)                               5.250       12/15/2032         6,430,306
     80,000,000   Port Authority  NY/NJ, 135th Series(6)                               5.000       03/15/2039        74,880,400
     17,855,000   Port Authority  NY/NJ, 136th Series(6)                               5.125       05/01/2034        15,796,099
     19,175,000   Port Authority  NY/NJ, 136th Series(6)                               5.375       11/01/2028        17,848,741
     22,855,000   Port Authority  NY/NJ, 136th Series(6)                               5.500       11/01/2029        21,574,992
     26,000,000   Port Authority  NY/NJ, 138th Series(6)                               4.750       12/01/2034        21,845,980
     27,255,000   Port Authority  NY/NJ, 141st Series(6)                               4.500       09/01/2029        21,888,719
     47,910,000   Port Authority  NY/NJ, 143rd Series(6)                               5.000       10/01/2030        42,259,814
     27,535,000   Port Authority  NY/NJ, 143rd Series(6)                               5.000       04/01/2036        23,974,904
     12,840,000   Port Authority  NY/NJ, 146th Series(6)                               4.500       12/01/2034        10,156,247
     26,100,000   Port Authority  NY/NJ, 146th Series(6)                               4.750       12/01/2027        22,438,301
         10,000   Port Authority  NY/NJ, 146th Series(1)                               4.500       12/01/2034             7,910
         10,000   Port Authority  NY/NJ, 146th Series(1)                               4.750       12/01/2027             8,597
     13,005,000   Port Authority  NY/NJ, 147th Series(6)                               4.750       10/15/2028        11,044,664
     17,790,000   Port Authority  NY/NJ, 147th Series(6)                               5.000       10/15/2027        15,770,666
     20,000,000   Port Authority  NY/NJ, 147th Series(6)                               5.000       10/15/2032        17,407,025
     82,000,000   Port Authority  NY/NJ, 151st Series(6)                               5.750       03/15/2035        79,720,810


                         19 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$   101,940,000   Port Authority  NY/NJ, 152nd Series(6)                               5.250%      11/01/2035   $    92,902,509
     13,715,000   Port Authority  NY/NJ, 152nd Series(6)                               5.250       05/01/2038        12,439,102
     22,500,000   Port Authority  NY/NJ, 152nd Series(6)                               5.750       11/01/2030        21,922,875
     50,660,000   Port Authority  NY/NJ, 37th Series(6)                                5.250       07/15/2034        45,978,092
      2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)(1)             6.000       08/01/2032         2,720,342
      1,990,000   Putnam County, NY IDA (Brewster Plastics)                            8.500       12/01/2016         1,906,301
      1,500,000   Rensselaer County, NY IDA (Franciscan Heights)(1)                    5.375       12/01/2036         1,405,995
      6,385,000   Rensselaer County, NY Tobacco Asset Securitization Corp.(1)          5.625       06/01/2035         5,684,629
      7,300,000   Rensselaer County, NY Tobacco Asset Securitization Corp.             5.750       06/01/2043         6,507,585
      1,685,000   Rensselaer County, NY Water Service Sewer Authority(1)               5.250       09/01/2038         1,563,006
      2,055,000   Rensselaer County, NY Water Service Sewer Authority                  5.250       09/01/2038         1,911,746
      2,470,000   Rensselaer County, NY Water Service Sewer Authority                  5.350       09/01/2047         2,287,887
      3,020,000   Rensselaer County, NY Water Service Sewer Authority                  5.350       09/01/2047         2,797,335
     17,815,000   Rensselaer, NY Municipal Leasing Corp. (Rensselaer County
                     Nursing Home)(1)                                                  6.900       06/01/2024        17,838,338
      1,465,000   Riverhead, NY IDA (Michael Reilly Design)                            8.875       08/01/2021         1,376,822
      5,365,000   Rochester, NY Hsg. Authority (Andrews Terrace Apartments)(1)         4.600       12/20/2026         4,344,309
      7,565,000   Rochester, NY Hsg. Authority (Andrews Terrace Apartments)            4.700       12/20/2038         5,740,246
     15,695,000   Rochester, NY Hsg. Authority (Andrews Terrace Apartments)            4.800       12/20/2048        11,723,851
      6,790,000   Rochester, NY Museum & Science Center                                6.125       12/01/2015         6,295,281
      1,195,000   Rockland County, NY IDA (Crystal Run Village/Rockland County
                     Assoc. for the Learning Disabled Obligated Group)                 4.900       07/01/2021         1,010,552
      9,225,000   Rockland County, NY Tobacco Asset Securitization Corp.(1)            5.625       08/15/2035         8,210,342
     10,095,000   Rockland County, NY Tobacco Asset Securitization Corp.               5.750       08/15/2043         8,997,674
     30,000,000   Rockland County, NY Tobacco Asset Securitization Corp.               5.875(3)    08/15/2045         1,420,500
    486,000,000   Rockland County, NY Tobacco Asset Securitization Corp.               7.668(3)    08/15/2060         4,816,260
         20,000   Sanford Town, NY GO                                                  5.250       04/15/2015            20,518
         20,000   Sanford Town, NY GO                                                  5.250       04/15/2016            20,381
         25,000   Sanford Town, NY GO                                                  5.250       04/15/2017            25,230
         25,000   Sanford Town, NY GO                                                  5.250       04/15/2018            24,927
         25,000   Sanford Town, NY GO                                                  5.250       04/15/2019            24,624
         25,000   Sanford Town, NY GO                                                  5.250       04/15/2020            24,271
         30,000   Sanford Town, NY GO                                                  5.250       04/15/2021            28,690
         30,000   Sanford Town, NY GO                                                  5.250       04/15/2022            28,412
         30,000   Sanford Town, NY GO                                                  5.250       04/15/2023            28,085
         30,000   Sanford Town, NY GO                                                  5.250       04/15/2024            27,717


                         20 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$        35,000   Sanford Town, NY GO                                                  5.250%      04/15/2025   $        32,064
         35,000   Sanford Town, NY GO                                                  5.250       04/15/2026            31,857
         40,000   Sanford Town, NY GO                                                  5.250       04/15/2027            36,254
         40,000   Sanford Town, NY GO                                                  5.250       04/15/2028            36,000
         40,000   Sanford Town, NY GO                                                  5.250       04/15/2029            35,789
         45,000   Sanford Town, NY GO                                                  5.250       04/15/2030            39,857
         45,000   Sanford Town, NY GO                                                  5.250       04/15/2031            39,695
         50,000   Sanford Town, NY GO                                                  5.250       04/15/2032            43,956
         50,000   Sanford Town, NY GO                                                  5.250       04/15/2033            43,765
         55,000   Sanford Town, NY GO                                                  5.250       04/15/2034            47,969
         60,000   Sanford Town, NY GO                                                  5.250       04/15/2035            52,064
         60,000   Sanford Town, NY GO                                                  5.250       04/15/2036            51,670
      3,000,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict
                     Community Health Center)(1)                                       5.125       12/01/2033         2,557,650
      1,635,000   Schenectady, NY IDA (Schaffer Heights Hsg.)(1)                       6.000       11/01/2030         1,660,719
         68,000   Schroon Lake, NY Fire District(2)                                    7.250       03/01/2009            68,137
        175,000   Scotia, NY Hsg. Authority (Holyrood House)(1)                        7.000       06/01/2009           175,305
      2,650,000   Seneca County, NY IDA (New York Chiropractic College)(1)             5.000       10/01/2027         2,259,152
     40,000,000   Seneca County, NY IDA Solid Waste (Seneca Meadows)(2)                6.625       10/01/2035        38,784,400
     22,885,000   SONYMA, Series 106(1)                                                5.250       04/01/2034        19,751,357
     30,225,000   SONYMA, Series 109(6)                                                4.950       10/01/2034        24,351,577
      5,500,000   SONYMA, Series 130(1)                                                4.650       04/01/2027         4,459,785
      5,920,000   SONYMA, Series 130(1)                                                4.800       10/01/2037         4,638,083
     14,865,000   SONYMA, Series 133(1)                                                5.050       10/01/2026        12,917,239
     23,500,000   SONYMA, Series 137(1)                                                4.700       10/01/2031        18,463,010
     23,290,000   SONYMA, Series 140(1)                                                4.750       10/01/2037        18,251,441
      2,000,000   SONYMA, Series 143(1)                                                4.850       10/01/2027         1,664,620
      2,375,000   SONYMA, Series 143(1)                                                4.875       10/01/2030         1,933,725
     11,745,000   SONYMA, Series 143(1)                                                4.900       10/01/2037         9,271,738
      2,700,000   SONYMA, Series 145(1)                                                5.050       10/01/2029         2,291,787
      5,045,000   SONYMA, Series 145(1)                                                5.125       10/01/2037         4,201,627
      5,000,000   SONYMA, Series 148(1)                                                5.150       10/01/2027         4,388,200
      6,370,000   SONYMA, Series 148(1)                                                5.200       10/01/2032         5,466,670
      1,575,000   SONYMA, Series 152(1)                                                5.125       10/01/2019         1,480,626
        820,000   SONYMA, Series 152(1)                                                5.375       04/01/2023           760,033
      2,475,000   SONYMA, Series 29(1)                                                 5.450       04/01/2031         2,210,126
      6,960,000   SONYMA, Series 35(1)                                                 4.800       10/01/2030         5,597,719
         25,000   SONYMA, Series 67(1)                                                 5.700       10/01/2017            25,021
      3,535,000   SONYMA, Series 69(1)                                                 5.400       10/01/2019         3,410,568
     17,685,000   SONYMA, Series 71(6)                                                 5.400       04/01/2029        17,418,058
     11,405,000   SONYMA, Series 71(1)                                                 5.400       04/01/2029        11,232,785
         30,000   SONYMA, Series 71(1)                                                 5.400       04/01/2029            29,188
         30,000   SONYMA, Series 73(1)                                                 5.250       10/01/2017            29,187


                         21 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$       330,000   SONYMA, Series 73(1)                                                 5.300%      10/01/2028   $       290,720
     23,875,000   SONYMA, Series 73-A(1)                                               5.300       10/01/2028        21,156,354
        305,000   SONYMA, Series 77(1)                                                 5.150       04/01/2029           264,301
     10,175,000   SONYMA, Series 79(1)                                                 5.300       04/01/2029         9,887,658
        440,000   SONYMA, Series 82(1)                                                 5.650       04/01/2030           445,126
      4,805,000   SONYMA, Series 97(1)                                                 5.500       04/01/2031         4,319,359
      4,360,000   St. Lawrence County, NY IDA (Curran Renewable Energy)                7.250       12/01/2029         3,867,582
      1,150,000   Suffolk County, NY IDA (ACLD)                                        6.000       12/01/2019         1,057,172
        460,000   Suffolk County, NY IDA (ALIA-ACDS)                                   7.125       06/01/2017           451,508
      2,200,000   Suffolk County, NY IDA (ALIA-ACLD)                                   5.950       10/01/2021         1,884,982
        250,000   Suffolk County, NY IDA (ALIA-ACLD)                                   6.375       06/01/2014           238,605
        820,000   Suffolk County, NY IDA (ALIA-ACLD)                                   6.500       03/01/2018           770,767
        600,000   Suffolk County, NY IDA (ALIA-ACLD)                                   7.500       09/01/2015           605,568
        235,000   Suffolk County, NY IDA (ALIA-ADD)                                    6.950       12/01/2014           232,723
        415,000   Suffolk County, NY IDA (ALIA-ADD)                                    7.125       06/01/2017           407,339
        290,000   Suffolk County, NY IDA (ALIA-ADD)                                    7.500       09/01/2015           292,691
        845,000   Suffolk County, NY IDA (ALIA-Adelante)                               6.500       11/01/2037           720,988
      1,300,000   Suffolk County, NY IDA (ALIA-Civic Facility)                         5.950       11/01/2022         1,150,006
      3,100,000   Suffolk County, NY IDA (ALIA-DDI)                                    5.950       10/01/2021         2,656,111
        965,000   Suffolk County, NY IDA (ALIA-DDI)                                    6.375       06/01/2014           921,015
        100,000   Suffolk County, NY IDA (ALIA-DDI)                                    7.500       09/01/2015           100,928
        830,000   Suffolk County, NY IDA (ALIA-FREE)                                   5.950       10/01/2021           711,152
        555,000   Suffolk County, NY IDA (ALIA-FREE)                                   6.375       06/01/2014           529,703
      1,450,000   Suffolk County, NY IDA (ALIA-FREE)                                   6.950       12/01/2014         1,435,950
      3,290,000   Suffolk County, NY IDA (ALIA-FREE)                                   7.125       06/01/2017         3,229,267
        600,000   Suffolk County, NY IDA (ALIA-IGHL)                                   5.950       10/01/2021           514,086
        765,000   Suffolk County, NY IDA (ALIA-IGHL)                                   5.950       11/01/2022           676,734
        380,000   Suffolk County, NY IDA (ALIA-IGHL)                                   6.000       10/01/2031           306,797
        445,000   Suffolk County, NY IDA (ALIA-IGHL)                                   6.375       06/01/2014           424,717
        495,000   Suffolk County, NY IDA (ALIA-IGHL)                                   6.950       12/01/2014           490,203
        965,000   Suffolk County, NY IDA (ALIA-IGHL)                                   7.125       06/01/2017           947,186
      1,945,000   Suffolk County, NY IDA (ALIA-IGHL)                                   7.250       12/01/2033         1,901,938
        190,000   Suffolk County, NY IDA (ALIA-IGHL)                                   7.500       09/01/2015           191,763
      2,030,000   Suffolk County, NY IDA (ALIA-LIHIA)                                  5.950       11/01/2022         1,795,779
        260,000   Suffolk County, NY IDA (ALIA-LIHIA)                                  6.375       06/01/2014           248,149
        590,000   Suffolk County, NY IDA (ALIA-LIHIA)                                  6.950       12/01/2014           584,283
        190,000   Suffolk County, NY IDA (ALIA-LIHIA)                                  7.500       09/01/2015           191,763
        435,000   Suffolk County, NY IDA (ALIA-MCH)                                    6.375       06/01/2014           415,173
      1,370,000   Suffolk County, NY IDA (ALIA-MCH)                                    6.950       12/01/2014         1,356,725
      1,180,000   Suffolk County, NY IDA (ALIA-MCH)                                    7.125       06/01/2017         1,158,217
        815,000   Suffolk County, NY IDA (ALIA-NYS ARC)                                5.950       11/01/2022           720,965
        665,000   Suffolk County, NY IDA (ALIA-NYS ARC)                                7.500       09/01/2015           671,171
        320,000   Suffolk County, NY IDA (ALIA-Pederson-Krag Center)                   8.375       06/01/2016           322,077
        485,000   Suffolk County, NY IDA (ALIA-SMCFS)                                  7.500       09/01/2015           489,501
        565,000   Suffolk County, NY IDA (ALIA-Suffolk Hostels)                        7.500       09/01/2015           570,243
      2,000,000   Suffolk County, NY IDA (ALIA-UCPAGS)                                 5.950       10/01/2021         1,713,620
        185,000   Suffolk County, NY IDA (ALIA-UCPAGS)                                 6.375       06/01/2014           176,568
        860,000   Suffolk County, NY IDA (ALIA-UCPAGS)                                 6.950       12/01/2014           851,667
        670,000   Suffolk County, NY IDA (ALIA-UCPAGS)                                 7.000       06/01/2016           657,672


                         22 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$       390,000   Suffolk County, NY IDA (ALIA-UCPAGS)                                 7.500%      09/01/2015   $       393,619
      3,530,000   Suffolk County, NY IDA (ALIA-UVBH)                                   6.500       11/01/2037         3,011,937
        800,000   Suffolk County, NY IDA (ALIA-WORCA)                                  5.950       11/01/2022           707,696
        305,000   Suffolk County, NY IDA (ALIA-WORCA)                                  6.950       12/01/2014           302,045
        735,000   Suffolk County, NY IDA (ALIA-WORCA)                                  7.125       06/01/2017           721,432
        465,000   Suffolk County, NY IDA (ALIA-WORCA)                                  7.500       09/01/2015           469,315
        700,000   Suffolk County, NY IDA (Catholic Charities)                          6.000       10/01/2020           635,180
        225,000   Suffolk County, NY IDA (DDI)                                         6.000       12/01/2019           206,838
        605,000   Suffolk County, NY IDA (DDI)                                         6.000       10/01/2020           548,977
        615,000   Suffolk County, NY IDA (DDI)                                         6.000       10/01/2020           558,051
        185,000   Suffolk County, NY IDA (DDI)                                         6.250       03/01/2009           184,286
      5,025,000   Suffolk County, NY IDA (DDI)                                         7.250       03/01/2024         4,806,413
      8,520,000   Suffolk County, NY IDA (DDI)                                         8.750       03/01/2023         8,806,954
      5,000,000   Suffolk County, NY IDA (Dowling College)                             5.000       06/01/2036         3,581,450
      3,135,000   Suffolk County, NY IDA (Dowling College)(1)                          6.700       12/01/2020         3,104,841
      3,000,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)          5.375       01/01/2027         2,363,820
      2,745,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)          5.500       01/01/2037         2,063,169
      1,640,000   Suffolk County, NY IDA (Family Residences)                           6.000       12/01/2019         1,507,619
      1,345,000   Suffolk County, NY IDA (Family Services League)                      5.000       11/01/2027         1,258,530
        830,000   Suffolk County, NY IDA (Family Services League)(1)                   5.000       11/01/2034           753,955
         85,000   Suffolk County, NY IDA (Federation of Organizations)                 7.625       04/01/2010            86,358
      2,195,000   Suffolk County, NY IDA (Federation of Organizations)                 8.125       04/01/2030         2,078,007
      2,600,000   Suffolk County, NY IDA (Gurwin Jewish-Phase II)                      6.700       05/01/2039         2,434,510
      3,860,000   Suffolk County, NY IDA (Huntington First Aid Squad)                  6.650       11/01/2017         3,665,919
        255,000   Suffolk County, NY IDA (Independent Group Home Living)               6.000       12/01/2019           234,416
      1,220,000   Suffolk County, NY IDA (Independent Group Home Living)               6.000       10/01/2020         1,107,028
      3,275,000   Suffolk County, NY IDA (Innovative Realty I)                         6.000       11/01/2037         2,697,650
      8,600,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)                        5.000       11/01/2028         7,155,630
     32,720,000   Suffolk County, NY IDA (Keyspan-Port Jefferson Center)(1)            5.250       06/01/2027        28,346,645
      4,065,000   Suffolk County, NY IDA (L.I.  Network Community Services)            7.550       02/01/2034         3,759,840
      8,000,000   Suffolk County, NY IDA (Medford Hamlet Assisted Living)              6.375       01/01/2039         6,737,840
      1,865,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)          6.750       11/01/2036         1,540,061
        635,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)          6.750       11/01/2036           524,364
      2,925,000   Suffolk County, NY IDA (New Interdisciplinary School)                6.750       12/01/2019         2,695,271
      8,750,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)           5.300       01/01/2013         8,111,425
     18,925,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)           5.500       01/01/2023        15,791,399


                         23 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$       950,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)             8.000%      10/01/2020   $     1,005,746
      2,850,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)             8.000       10/01/2030         3,008,916
      4,800,000   Suffolk County, NY IDA (Pederson-Krager Center)                      7.200       02/01/2035         4,727,280
        100,000   Suffolk County, NY IDA (Pederson-Krager Center)                      7.625       04/01/2010           101,140
      2,545,000   Suffolk County, NY IDA (Pederson-Krager Center)                      8.125       04/01/2030         2,632,573
        930,000   Suffolk County, NY IDA (Special Needs Facilities Pooled Program)     5.250       07/01/2022           798,693
        105,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                     Rockville Center)                                                 7.000       04/01/2010           105,746
      2,595,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                     Rockville Center)                                                 8.000       04/01/2030         2,589,966
        520,000   Suffolk County, NY IDA (Suffolk Hotels)                              6.000       10/01/2020           471,848
      2,025,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)                6.000       12/01/2019         1,861,542
      3,305,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)                7.875       09/01/2041         2,914,713
      1,620,000   Suffolk County, NY IDA (Windmill Village)(1)                         5.700       12/01/2026         1,528,243
      1,305,000   Suffolk County, NY IDA (Windmill Village)(1)                         5.750       12/01/2031         1,237,766
        915,000   Suffolk County, NY IDA (WORCA)                                       6.000       10/01/2020           830,271
    119,295,000   Suffolk, NY Tobacco Asset Securitization Corp.                       0.000(4)    06/01/2044        80,685,173
     12,840,000   Suffolk, NY Tobacco Asset Securitization Corp.                       5.375       06/01/2028        11,272,493
     29,915,000   Suffolk, NY Tobacco Asset Securitization Corp.                       6.000       06/01/2048        26,456,228
    287,265,000   Suffolk, NY Tobacco Asset Securitization Corp.                       8.000(3)    06/01/2048        10,775,310
      3,857,000   Sullivan County, NY Community College COP(2)                         5.750       08/15/2025         3,171,380
      3,650,000   Sullivan County, NY IDA (Center for Discovery)                       5.625       06/01/2013         3,397,858
     14,115,000   Sullivan County, NY IDA (Center for Discovery)                       5.875       07/01/2022        11,946,795
      6,000,000   Sullivan County, NY IDA (Center for Discovery)                       6.000       06/01/2019         5,272,620
     13,840,000   Sullivan County, NY IDA (Center for Discovery)                       6.000       07/01/2037        11,072,000
      4,700,000   Sullivan County, NY IDA (Center for Discovery)                       6.500       06/01/2025         4,100,891
      4,590,000   Sullivan County, NY IDA (Center for Discovery)                       6.950       02/01/2035         4,423,291
      1,585,000   Sullivan County, NY IDA (Center for Discovery)                       7.250       02/01/2012         1,591,483
      9,965,000   Sullivan County, NY IDA (Center for Discovery)                       7.750       02/01/2027        10,077,704
      8,150,000   Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)             7.250       06/01/2027         7,205,986
         25,000   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)         7.375       11/01/2008            24,967
      6,995,000   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)         8.500       11/01/2031         6,403,293
      2,435,000   Syracuse, NY Hsg. Authority (Pavilion on James)                      7.500       11/01/2042         2,298,445
      2,195,000   Syracuse, NY IDA (Anoplate Corp.)                                    8.000       11/01/2022         2,235,037
    168,000,000   Syracuse, NY IDA (Carousel Center)(1)                                5.000       01/01/2036       133,308,000
      1,000,000   Syracuse, NY IDA (Crouse Irving Health Hospital)                     5.375       01/01/2023           823,370
     12,130,000   Syracuse, NY IDA (James Square)(1)                                   7.197(3)    08/01/2025         3,864,375
        725,000   Syracuse, NY IDA (Jewish Home of Central New York)                   7.375       03/01/2021           739,826
      2,050,000   Syracuse, NY IDA (Jewish Home of Central New York)                   7.375       03/01/2031         2,090,365
         75,000   Taconic Hills, NY Central School District at Craryville(1)           5.000       06/15/2026            71,684


                         24 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$        55,000   Tompkins, NY Health Care Corp. (Reconstruction Home)(1)             10.800%      02/01/2028   $        59,747
        395,000   Tonawanda, NY Senior Citizen Hsg. Corp.                              6.500       12/01/2010           393,697
        995,000   UCP/HCA of Chemung County, NY(1)                                     6.600       08/01/2022         1,007,328
     13,200,000   Ulster County, NY IDA (Benedictine Hospital)                         6.500       11/01/2036        11,150,832
      1,655,000   Ulster County, NY IDA (Brooklyn Bottling)                            8.600       06/30/2022         1,655,695
      4,000,000   Ulster County, NY IDA (Kingston Hospital)(1)                         5.650       11/15/2024         3,857,880
      1,465,000   Ulster County, NY IDA (Mid-Hudson Family Health Services)(1)         5.350       07/01/2023         1,457,485
        185,000   Ulster County, NY Res Rec(1)                                         5.000       03/01/2020           175,674
      2,175,000   Ulster County, NY Tobacco Asset Securitization Corp.(1,2)            6.250       06/01/2025         2,186,267
      3,005,000   Ulster County, NY Tobacco Asset Securitization Corp.                 0.000(4)    06/01/2040         2,408,117
      3,080,000   Ulster County, NY Tobacco Asset Securitization Corp.                 6.000       06/01/2040         2,875,950
      3,550,000   Utica, NY IDA (Utica College Civic Facility)                         6.850       12/01/2031         3,544,214
      2,310,000   Wayne County, NY IDA (ARC)                                           8.375       03/01/2018         2,312,911
         20,000   Westchester County, NY GO(1)                                         5.375       12/15/2014            20,078
      4,300,000   Westchester County, NY Healthcare Corp., Series A(1)                 5.875       11/01/2025         3,903,368
      1,870,000   Westchester County, NY IDA (Beth Abraham Hospital)                   8.375       12/01/2025         1,872,712
         90,000   Westchester County, NY IDA (Children's Village)                      5.375       03/15/2019            81,014
      3,940,000   Westchester County, NY IDA (Children's Village)                      6.000       06/01/2022         3,573,935
      1,215,000   Westchester County, NY IDA (Clearview School)                        7.250       01/01/2035         1,076,903
      3,805,000   Westchester County, NY IDA (Field Home)                              6.000       08/15/2017         3,559,730
      3,335,000   Westchester County, NY IDA (Field Home)                              6.500       08/15/2022         3,039,119
      1,300,000   Westchester County, NY IDA (Guiding Eyes for the Blind)(1)           5.375       08/01/2024         1,176,851
      1,560,000   Westchester County, NY IDA (JDAM)                                    6.750       04/01/2016         1,565,242
      3,325,000   Westchester County, NY IDA (Lawrence Hospital)(1)                    5.000       01/01/2028         2,889,891
        820,000   Westchester County, NY IDA (Lawrence Hospital)(1)                    5.125       01/01/2018           796,704
      3,035,000   Westchester County, NY IDA (Living Independently for the
                     Elderly)(1)                                                       5.400       08/20/2032         2,951,507
      1,510,000   Westchester County, NY IDA (Rippowam-Cisqua School)                  5.750       06/01/2029         1,279,076
      1,000,000   Westchester County, NY IDA (Schnurmacher Center)                     6.500       11/01/2013           997,390
      1,710,000   Westchester County, NY IDA (Schnurmacher Center)                     6.500       11/01/2033         1,529,663
        160,000   Westchester County, NY IDA (Westchester Airport Assoc.)(1)           5.950       08/01/2024           148,675
        130,000   Westchester County, NY IDA (Westchester Resco Company)(1)            5.500       07/01/2009           130,029
      2,590,000   Westchester County, NY IDA (Winward School)(1)                       5.250       10/01/2031         2,192,668
     76,375,000   Westchester County, NY Tobacco Asset Securitization Corp.            0.000(4)    07/15/2039        87,761,749
      3,475,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)         5.000       06/01/2026         2,972,480


                         25 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
New York Continued
$    59,900,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)         5.125%      06/01/2038   $    46,761,534
     52,770,000   Westchester County, NY Tobacco Asset Securitization Corp.            5.125       06/01/2045        40,487,255
      4,685,000   Yonkers, NY IDA (Hudson Scenic Studio)                               6.625       11/01/2019         4,374,385
      4,445,000   Yonkers, NY IDA (Monastery Manor Associates)(1)                      5.250       04/01/2037         3,888,753
      1,590,000   Yonkers, NY IDA (Philipsburgh Hall Associates)                       7.500       11/01/2030         1,205,633
        730,000   Yonkers, NY IDA (Sacred Heart Assoc.)(1)                             4.800       10/01/2026           614,478
      2,355,000   Yonkers, NY IDA (Sacred Heart Assoc.)(1)                             5.000       10/01/2037         1,979,519
      2,515,000   Yonkers, NY IDA (St. John's Riverside Hospital)(1)                   7.125       07/01/2031         2,402,378
      2,270,000   Yonkers, NY IDA (St. Joseph's Hospital)                              8.500       12/30/2013         2,272,157
      3,055,000   Yonkers, NY IDA (Westchester School)                                 8.750       12/30/2023         3,054,786
        800,000   Yonkers, NY Parking Authority                                        6.000       06/15/2018           773,672
      1,215,000   Yonkers, NY Parking Authority                                        6.000       06/15/2024         1,094,824
                                                                                                                ---------------
                                                                                                                  8,259,125,128
                                                                                                                ---------------
South Carolina--0.0%
        415,000   York County, SC Pollution Control (Bowater)(1)                       7.400       01/01/2010           314,387
                                                                                                                ---------------
U.S. Possessions--34.1%
     60,000,000   Puerto Rico Electric Power Authority, Series UU(6)                   2.390(5)    07/01/2029        38,400,000
    125,620,000   Puerto Rico Highway & Transportation Authority, Series N(6)          2.400(5)    07/01/2041        71,603,344
      2,995,000   Guam EDA (Harmon Village Apartments)(2,7)                            9.375       11/01/2018                --
      1,000,000   Guam Education Financing Foundation COP(1)                           5.000       10/01/2023           896,510
        505,000   Guam GO, Series A(1)                                                 5.250       11/15/2037           410,605
      4,750,000   Guam Government Waterworks Authority and Wastewater System(1)        5.875       07/01/2035         4,248,115
        500,000   Guam Government Waterworks Authority and Wastewater System(1)        6.000       07/01/2025           470,475
        300,000   Guam Hsg. Corp. (Single Family Mtg.)(1)                              5.750       09/01/2031           278,400
        290,000   Guam Power Authority, Series A(1)                                    5.250       10/01/2023           257,961
     20,000,000   Guam Power Authority, Series A(1)                                    5.250       10/01/2034        16,221,600
     35,300,000   Northern Mariana Islands Commonwealth, Series A                      5.000       06/01/2030        26,839,649
      9,765,000   Northern Mariana Islands Ports Authority, Series A                   6.250       03/15/2028         7,561,528
     17,750,000   Northern Mariana Islands Ports Authority, Series A                   6.600       03/15/2028        17,176,320
     49,000,000   Puerto Rico Aqueduct & Sewer Authority(6)                            5.125       07/01/2047        43,881,460
     55,650,000   Puerto Rico Aqueduct & Sewer Authority(1)                            0.000(4)    07/01/2024        44,994,138
     88,365,000   Puerto Rico Aqueduct & Sewer Authority(1)                            6.000       07/01/2038        84,468,987
    121,270,000   Puerto Rico Aqueduct & Sewer Authority                               6.000       07/01/2044       115,532,716
      5,000,000   Puerto Rico Aqueduct & Sewer Authority                               6.000       07/01/2044         4,763,450
     56,685,000   Puerto Rico Children's Trust Fund (TASC)                             5.625       05/15/2043        47,787,156
    268,500,000   Puerto Rico Children's Trust Fund (TASC)                             6.617(3)    05/15/2050         9,657,945
    745,000,000   Puerto Rico Children's Trust Fund (TASC)                             7.165(3)    05/15/2055        15,093,700
  3,519,880,000   Puerto Rico Children's Trust Fund (TASC)                             7.625(3)    05/15/2057        62,900,256
  3,179,200,000   Puerto Rico Children's Trust Fund (TASC)                             8.375(3)    05/15/2057        43,777,584
     13,225,000   Puerto Rico Commonwealth GO(1)                                       5.000       07/01/2022        12,043,479
         20,000   Puerto Rico Commonwealth GO(1)                                       5.000       07/01/2026            19,114
     26,015,000   Puerto Rico Commonwealth GO(1)                                       5.000       07/01/2027        23,053,973


                         26 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
U.S. Possessions Continued
$    10,625,000   Puerto Rico Commonwealth GO(1)                                       5.000%      07/01/2029   $     9,303,888
     10,400,000   Puerto Rico Commonwealth GO(1)                                       5.000       07/01/2031         9,070,672
     16,850,000   Puerto Rico Commonwealth GO(1)                                       5.000       07/01/2033        14,592,943
     12,230,000   Puerto Rico Commonwealth GO(1)                                       5.000       07/01/2034        10,563,663
     27,240,000   Puerto Rico Commonwealth GO(1)                                       5.000       07/01/2035        23,437,568
      7,480,000   Puerto Rico Commonwealth GO(1)                                       5.125       07/01/2031         6,563,401
     17,180,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2025        15,794,433
     12,395,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2026        11,323,700
      4,000,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2026         3,654,280
      5,000,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2027         4,528,550
      2,920,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2030         2,610,013
     14,500,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2031        12,944,005
     10,230,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2034         9,046,491
     43,750,000   Puerto Rico Commonwealth GO(1)                                       5.250       07/01/2037        38,305,750
      5,000,000   Puerto Rico Commonwealth GO(1)                                       5.375       07/01/2033         4,510,100
      7,850,000   Puerto Rico Commonwealth GO                                          5.500       07/01/2029         7,440,309
     79,300,000   Puerto Rico Commonwealth GO(1)                                       5.500       07/01/2032        73,084,466
     37,585,000   Puerto Rico Commonwealth GO                                          6.000       07/01/2027        37,040,393
      4,160,000   Puerto Rico Commonwealth GO                                          6.000       07/01/2028         4,102,758
     19,485,000   Puerto Rico Commonwealth GO(1, 8)                                    6.000       07/01/2038        19,008,007
     13,350,000   Puerto Rico Electric Power Authority, Series TT(1)                   5.000       07/01/2027        11,858,004
     78,075,000   Puerto Rico Electric Power Authority, Series TT(1)                   5.000       07/01/2037        67,719,913
    106,500,000   Puerto Rico Electric Power Authority, Series UU(6)                   2.550(5)    07/01/2025        68,359,580
    209,100,000   Puerto Rico Electric Power Authority, Series UU(6)                   2.570(5)    07/01/2031       134,215,852
      5,000,000   Puerto Rico Electric Power Authority, Series VV(1)                   5.250       07/01/2029         4,810,100
     30,000,000   Puerto Rico Electric Power Authority, Series VV(1)                   5.250       07/01/2030        27,624,900
     13,000,000   Puerto Rico Electric Power Authority, Series WW(1)                   5.250       07/01/2033        11,672,830
     76,000,000   Puerto Rico Electric Power Authority, Series WW(1)                   5.500       07/01/2038        71,248,480
      1,300,000   Puerto Rico HFA Capital Fund Modernization (Puerto Rico Public
                     Hsg.)(1)                                                          5.125       12/01/2027         1,196,338
         60,000   Puerto Rico HFC(1)                                                   5.100       12/01/2018            60,054
      1,890,000   Puerto Rico HFC(1)                                                   5.500       12/01/2023         1,775,088
      9,515,000   Puerto Rico Highway & Transportation Authority(1)                    5.000       07/01/2028         8,391,469
      4,845,000   Puerto Rico Highway & Transportation Authority(1)                    5.250       07/01/2030         4,433,756
      4,000,000   Puerto Rico Highway & Transportation Authority(1)                    5.500       07/01/2029         3,791,240
        270,000   Puerto Rico Highway & Transportation Authority(1)                    5.750       07/01/2020           266,460
     11,585,000   Puerto Rico Highway & Transportation Authority, Series G             5.000       07/01/2033        10,033,189
     28,565,000   Puerto Rico Highway & Transportation Authority, Series G             5.000       07/01/2042        24,267,967
     10,000,000   Puerto Rico Highway & Transportation Authority, Series K(1)          5.000       07/01/2025         9,020,000
     14,725,000   Puerto Rico Highway & Transportation Authority, Series K(1)          5.000       07/01/2026        13,188,005


                         27 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
U.S. Possessions Continued
$     8,500,000   Puerto Rico Highway & Transportation Authority, Series K(1)          5.000%      07/01/2027   $     7,532,530
      9,000,000   Puerto Rico Highway & Transportation Authority, Series K(1)          5.000       07/01/2030         7,854,480
      2,600,000   Puerto Rico Highway & Transportation Authority, Series L(1)          5.250       07/01/2023         2,422,654
     17,205,000   Puerto Rico Highway & Transportation Authority, Series L(1)          5.250       07/01/2030        15,842,880
      6,795,000   Puerto Rico Highway & Transportation Authority, Series L             5.250       07/01/2041         6,139,079
     94,120,000   Puerto Rico Highway & Transportation Authority, Series M             5.000       07/01/2046        79,231,157
     74,940,000   Puerto Rico Highway & Transportation Authority, Series N(6)          2.400(5)    07/01/2045        42,715,800
     21,080,000   Puerto Rico Highway & Transportation Authority, Series N(1)          5.250       07/01/2032        19,289,043
     53,445,000   Puerto Rico Highway & Transportation Authority, Series N             5.250       07/01/2039        48,431,859
      3,650,000   Puerto Rico Infrastructure                                           5.000       07/01/2025         3,292,300
     24,755,000   Puerto Rico Infrastructure                                           5.000       07/01/2031        21,590,816
      6,000,000   Puerto Rico Infrastructure(1)                                        5.000       07/01/2037         5,138,520
     34,490,000   Puerto Rico Infrastructure                                           5.000       07/01/2037        29,537,926
    202,145,000   Puerto Rico Infrastructure                                           5.000       07/01/2041       172,023,374
    147,520,000   Puerto Rico Infrastructure                                           5.000       07/01/2046       124,183,811
     15,000,000   Puerto Rico Infrastructure(1)                                        5.500       07/01/2027        14,241,900
      2,750,000   Puerto Rico Infrastructure(1)                                        5.500       07/01/2028         2,613,188
     16,955,000   Puerto Rico Infrastructure                                           5.650(3)    07/01/2029         4,572,085
     65,725,000   Puerto Rico Infrastructure                                           5.730(3)    07/01/2045         5,741,736
     25,000,000   Puerto Rico Infrastructure                                           5.800(3)    07/01/2032         5,342,000
      6,285,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                    5.000       03/01/2036         4,932,154
      1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                    5.375       02/01/2019         1,032,469
      1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                    5.375       12/01/2021         1,464,419
      5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                    5.375       02/01/2029         4,996,118
      6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                    5.500       12/01/2031         5,462,159
     38,000,000   Puerto Rico ITEMECF (Cogeneration Facilities)                        6.625       06/01/2026        38,020,140
      2,550,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)                  5.625       07/01/2017         2,217,200
        985,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)                  5.625       07/01/2027           765,956
      8,770,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)                  6.500       07/01/2018         8,044,809
     12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)                  6.500       07/01/2026        10,738,536
        170,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)                     6.400       05/01/2009           168,837
      2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)                     6.600       05/01/2014         2,292,759
      5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)                     6.700       05/01/2024         4,605,300
      7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)(1)       5.750       06/01/2029         5,086,270


                         28 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
U.S. Possessions Continued
$       500,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)              5.250%      09/01/2021   $       456,715
      8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)              5.250       09/01/2031         6,803,600
      5,000,000   Puerto Rico Municipal Finance Agency, Series A(1)                    5.250       08/01/2024         4,624,450
      4,990,000   Puerto Rico Municipal Finance Agency, Series A(1)                    5.250       08/01/2025         4,586,459
      4,975,000   Puerto Rico Port Authority (American Airlines), Series A(1)          6.250       06/01/2026         2,486,107
      6,395,000   Puerto Rico Port Authority (American Airlines), Series A(1)          6.300       06/01/2023         3,212,017
      1,940,000   Puerto Rico Public Buildings Authority(1)                            5.000       07/01/2026         1,737,503
     90,855,000   Puerto Rico Public Buildings Authority(1)                            5.000       07/01/2036        77,877,272
      7,500,000   Puerto Rico Public Buildings Authority(1)                            5.000       07/01/2037         6,423,150
     23,585,000   Puerto Rico Public Buildings Authority(1)                            5.250       07/01/2029        21,214,943
    102,185,000   Puerto Rico Public Buildings Authority(1)                            5.250       07/01/2033        90,559,413
        120,000   Puerto Rico Public Buildings Authority(1)                            5.375       07/01/2033           108,242
      3,600,000   Puerto Rico Public Buildings Authority(1)                            5.750       07/01/2034         3,575,232
      3,400,000   Puerto Rico Public Buildings Authority(1)                            6.000       07/01/2024         3,379,090
      8,000,000   Puerto Rico Public Buildings Authority(1)                            6.000       07/01/2028         7,889,920
      2,500,000   Puerto Rico Public Buildings Authority(1)                            6.250       07/01/2021         2,550,400
     12,335,000   Puerto Rico Public Buildings Authority(1)                            6.250       07/01/2022        12,492,641
      1,135,000   Puerto Rico Public Buildings Authority(1)                            6.250       07/01/2023         1,151,276
      7,500,000   Puerto Rico Public Buildings Authority(1)                            6.250       07/01/2031         7,636,575
    120,000,000   Puerto Rico Sales Tax Financing Corp., Series A(6)                   2.806(5)    08/01/2057        79,200,000
    276,445,000   Puerto Rico Sales Tax Financing Corp., Series A                      5.250       08/01/2057       247,105,843
    643,700,000   Puerto Rico Sales Tax Financing Corp., Series A                      5.401(3)    08/01/2054        35,944,208
    221,800,000   Puerto Rico Sales Tax Financing Corp., Series A                      5.939(3)    08/01/2056        10,404,638
     30,000,000   Puerto Rico Sales Tax Financing Corp., Series A                      6.500(3)    08/01/2042         3,699,900
     80,000,000   Puerto Rico Sales Tax Financing Corp., Series A                      6.504(3)    08/01/2043         9,221,600
      4,525,000   University of Puerto Rico(1)                                         5.000       06/01/2026         4,053,993
     10,010,000   University of Puerto Rico, Series P(1)                               5.000       06/01/2022         9,119,310
      5,280,000   University of Puerto Rico, Series P(1)                               5.000       06/01/2030         4,609,282
     24,375,000   University of Puerto Rico, Series Q(1)                               5.000       06/01/2030        21,278,644
     65,780,000   University of Puerto Rico, Series Q(1)                               5.000       06/01/2036        56,395,825
      9,230,000   University of V.I., Series A(1)                                      5.375       06/01/2034         8,023,454
      2,040,000   University of V.I., Series A                                         6.250       12/01/2029         1,950,016
      1,250,000   V.I. Government Refinery Facilities (Hovensa Coker)(1)               6.500       07/01/2021         1,190,600
         25,000   V.I. HFA, Series A                                                   6.450       03/01/2016            25,014
     18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)         5.000       10/01/2031        16,830,965
        550,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)         5.000       10/01/2033           458,167
     27,733,000   V.I. Public Finance Authority (Hovensa Coker)(1)                     6.500       07/01/2021        26,526,892
     11,700,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                  5.875       07/01/2022        10,509,993


                         29 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

   Principal
     Amount                                                                             Coupon      Maturity         Value
---------------                                                                       ----------   ----------   ---------------
U.S. Possessions Continued
$     8,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                  6.125%      07/01/2022   $     7,360,640
        750,000   V.I. Public Finance Authority, Series A(1)                           5.250       10/01/2024           677,633
      1,000,000   V.I. Public Finance Authority, Series A(1)                           5.500       10/01/2018           983,420
     16,220,000   V.I. Public Finance Authority, Series A(1)                           5.500       10/01/2022        15,312,329
      7,500,000   V.I. Public Finance Authority, Series A(1)                           5.625       10/01/2025         7,013,400
         50,000   V.I. Public Finance Authority, Series A(1)                           5.625       10/01/2025            46,756
      3,830,000   V.I. Public Finance Authority, Series E                              6.000       10/01/2022         3,642,177
     11,100,000   V.I. Tobacco Settlement Financing Corp.                              7.300(3)    05/15/2035         1,326,561
      1,585,000   V.I. Water & Power Authority                                         5.300       07/01/2018         1,520,744
      3,515,000   V.I. Water & Power Authority                                         5.300       07/01/2021         3,238,616
      2,500,000   V.I. Water & Power Authority                                         5.500       07/01/2017         2,446,325
                                                                                                                ---------------
                                                                                                                  3,039,643,294
                                                                                                                ---------------
Total Investments, at Value (Cost $12,995,107,845)-126.6%                                                        11,299,082,809
Liabilities in Excess of Other Assets-(26.6)                                                                     (2,372,962,317)
                                                                                                                ---------------
Net Assets-100.0%                                                                                               $ 8,926,120,492
                                                                                                                ===============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $68,880,031, which represents 0.77% of the Fund's net assets. See accompanying Notes.

(3.)  Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(7.)  Issue is in default. See accompanying Notes.

(8.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

(9.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(10.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN    OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES        INSTRUMENTS*
---------------------                         ---------------    ---------------
Level 1--Quoted Prices                        $            --          $--
Level 2--Other Significant Observable Inputs   11,299,082,809           --
Level 3--Significant Unobservable Inputs                   --           --
                                              ---------------          ---
   Total                                      $11,299,082,809          $--
                                              ===============          ===


                         30 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited



* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.


SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CFGA      Child and Family Guidance Assoc.
CHSLI     Catholic Health Services of Long Island
CNGCS     Central Nassau Guidance and Counseling Services
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC       Jewish Community Center
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LIMC      Long Island Medical Center
LVH       Little Village House
MCH       Maryhaven Center of Hope
MMC       Mercy Medical Center
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NSLIJHS   North Shore Long Island Jewish Health System
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey


                         31 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
RIBS      Residual Interest Bonds
Res Rec   Resource Recovery Facility
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SCCC      Sullivan County Community College
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SFH       St. Francis Hospital
SLCD      School for Language and Communication Devel.
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UCP/HCA   United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                         32 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $326,246,593
Sold securities                    323,650,836

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its


                         33 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,815,061,340 as of September 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2008, municipal bond holdings with a value of $2,451,218,049 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,140,510,000 in short-term floating rate notes issued and outstanding at that date.

At September 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                               COUPON     MATURITY
   AMOUNT     INVERSE FLOATER(1)                                         RATE(2)      DATE         VALUE
-----------   ------------------------------------------------------   ----------   --------   -------------
$13,050,000   NY Austin Trust Various States Inverse Certificates        1.418%      12/1/27   $  9,388,301
  6,420,000   NY Austin Trust Various States Inverse Certificates        0.658       12/1/34      3,736,247
  9,490,000   NY Austin Trust Various States Inverse Certificates        2.230        6/1/32      8,374,735
  6,385,000   NY Austin Trust Various States Inverse Certificates        1.724        6/1/27      5,528,197
  9,180,000   NY Austin Trust Various States Inverse Certificates        1.159        4/1/36      5,619,904
 15,970,000   NY Austin Trust Various States Inverse Certificates        1.238       10/1/30     10,319,814
  4,190,000   NY Austin Trust Various States Inverse Certificates        0.801       6/15/34      3,086,438
 19,970,000   NY Austin Trust Various States Inverse Certificates        1.953       11/1/38     13,077,554
 10,635,000   NY Austin Trust Various States Inverse Certificates        0.564        5/1/49      5,765,234
 10,000,000   NY Austin Trust Various States Inverse Certificates        4.602        7/1/48      7,546,200
 22,800,000   NY Liberty Devel. Corp. ROLs(3)                           (7.090)      10/1/35    (13,504,440)
  5,145,000   NY Liberty Devel. Corp. ROLs                               1.040       10/1/35      1,868,561
  7,435,000   NY Liberty Devel. Corp. ROLs                               2.040       10/1/37      3,541,588
  1,910,000   NY MTA RITES                                             (12.398)     11/15/28      1,600,695
 14,715,000   NY MTA ROLs(3)                                             0.000(4)   11/15/30     11,211,359
  4,190,000   NY Triborough Bridge & Tunnel Authority RITES             (4.465)       1/1/32      3,370,771
  6,615,000   NY Triborough Bridge & Tunnel Authority ROLs(3)            0.000        1/1/27      5,311,514
 12,350,000   NY TSASC, Inc. (TFABs) ROLs(3)                             0.201        6/1/42     (3,066,382)
  9,135,000   NYC GO DRIVERS                                             0.000(4)     6/1/33      6,764,376
  4,150,000   NYC GO DRIVERS                                             0.000(4)    12/1/33      3,055,230
  6,470,000   NYC GO DRIVERS                                             0.000(4)     4/1/35      4,673,152
  4,255,000   NYC GO DRIVERS                                             0.000(4)     3/1/35      3,074,365
  3,640,000   NYC GO DRIVERS                                             0.000(4)     8/1/30      2,747,399
  1,800,000   NYC GO DRIVERS                                             0.000(4)     8/1/35      1,296,954


                         34 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  7,540,000   NYC GO ROLs                                                2.684       11/1/34      4,777,193
  4,480,000   NYC GO ROLs(3)                                             0.000(4)     4/1/30      2,874,189
  8,900,000   NYC GO ROLs(3)                                             0.000(4)     6/1/30      6,570,692
  2,620,000   NYC HDC (Multifamily Hsg.) DRIVERS                         0.000(4)    11/1/42      2,385,772
  4,710,000   NYC HDC (Multifamily Hsg.) ROLs(3)                         0.000(4)    11/1/30      4,366,735
 12,750,000   NYC Municipal Water Finance Authority DRIVERS              2.260       6/15/39      8,928,570
 14,425,000   NYC Municipal Water Finance Authority DRIVERS              0.500       6/15/26     12,706,117
 11,210,000   NYC Municipal Water Finance Authority DRIVERS              1.000       6/15/32      9,860,316
  2,930,000   NYC Municipal Water Finance Authority DRIVERS              0.500       6/15/32      2,202,247
 11,860,000   NYC Municipal Water Finance Authority DRIVERS              0.500       6/15/34      8,736,313
  4,500,000   NYC Municipal Water Finance Authority DRIVERS              0.500       6/15/38      3,164,130
  7,850,000   NYC Municipal Water Finance Authority RITES               (4.910)      6/15/34      5,988,451
  1,150,000   NYC Municipal Water Finance Authority RITES                2.082       6/15/39        802,861
  6,875,000   NYC Municipal Water Finance Authority ROLs                 2.393       6/15/31      5,203,825
 10,025,000   NYC Municipal Water Finance Authority ROLs                 2.393       6/15/37      7,144,617
  7,875,000   NYC Municipal Water Finance Authority ROLs                 2.393       6/15/39      5,497,853
  4,935,000   NYC Municipal Water Finance Authority ROLs                 2.603       6/15/39      3,555,470
  4,500,000   NYC Municipal Water Finance Authority ROLs                 1.903       6/15/39      3,141,630
  6,080,000   NYS DA (Memorial Sloan-Kettering) DRIVERS                  0.000(4)     7/1/35      4,784,778
 33,935,000   NYS DA (St. Lukes Roosevelt Hospital Center) DRIVERS       0.000(4)    8/15/31     22,757,490
  3,900,000   NYS DA (Vassar College) DRIVERS                            0.000(4)     7/1/46      2,955,381
  5,000,000   NYS DA RITES                                               0.029        8/1/29      4,688,500
 19,735,000   NYS DA ROLs(3)                                             0.054        5/1/33      1,752,073
  2,990,000   NYS DA ROLs(3)                                             0.000        5/1/18      1,345,500
  2,830,000   NYS DA ROLs(3)                                             0.000        7/1/28      2,433,234
  4,895,000   Port Authority NY/NJ, 11588th Series ROLs                  3.106      10/15/27      2,875,666
  3,580,000   Port Authority NY/NJ, 11588th Series ROLs                  2.184      10/15/28      1,619,664
  5,500,000   Port Authority NY/NJ, 11588th Series ROLs                  3.105      10/15/32      2,907,025
  9,090,000   Port Authority NY/NJ, 11589th Series ROLs                  1.458        9/1/29      3,723,719
  6,395,000   Port Authority NY/NJ, 136th Series DRIVERS                (0.330)      11/1/28      5,068,741
  7,620,000   Port Authority NY/NJ, 136th Series DRIVERS                 0.040       11/1/29      6,339,993
 13,000,000   Port Authority NY/NJ, 138th Series DRIVERS                 0.820       12/1/34      8,845,980
 18,000,000   Port Authority NY/NJ, 151st Series DRIVERS                 0.230       3/15/35     15,998,760
  4,570,000   Port Authority NY/NJ, 152nd Series DRIVERS                (0.710)       5/1/38      3,294,102
  4,465,000   Port Authority NY/NJ, 2669th Series ROLs                   0.150        5/1/34      2,406,099
 10,000,000   Port Authority NY/NJ, 3090th Series DRIVERS                0.000       11/1/35      6,453,800
 20,000,000   Port Authority NY/NJ, 3094th Series DRIVERS                0.350       3/15/39     14,880,400
  5,625,000   Port Authority NY/NJ, 3114th Series DRIVERS                1.740       11/1/30      5,047,875
 15,485,000   Port Authority NY/NJ, 3114th Series DRIVERS               (0.260)      11/1/35      9,993,709
  2,500,000   Port Authority NY/NJ, 3115th Series DRIVERS                1.320       3/15/35      2,222,050
 16,890,000   Port Authority NY/NJ, 37th Series DRIVERS                  0.000       7/15/34     12,208,092
  4,750,000   Puerto Rico Aqueduct & Sewer Authority ROLs                0.912        7/1/47      2,765,260
  7,500,000   Puerto Rico Aqueduct & Sewer Authority ROLs               (0.240)       7/1/47      4,366,200
 15,000,000   Puerto Rico Electric Power Authority ROLs(3)               0.000        7/1/29     (6,600,000)
 93,710,000   Puerto Rico Electric Power Authority ROLs(3)               0.000        7/1/31    (19,314,568)
 24,980,000   Puerto Rico Highway & Transportation Authority ROLs(3)    (0.870)       7/1/45     (7,244,200)
 41,875,000   Puerto Rico Highway & Transportation Authority ROLs(3)    (1.630)       7/1/41    (12,141,656)


                         35 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

 30,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)            (0.610)        8/1/57    (10,800,000)
 10,075,000   SONYMA RITES                                             (0.472)       10/1/34      4,201,577
  8,845,000   SONYMA, Series 71 RITES                                    2.031        4/1/29      8,578,058
                                                                                               ------------
                                                                                               $310,708,049
                                                                                               ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 31-32 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.)  Security is subject to a shortfall and forbearance agreement.

(4.) The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $882,958,754.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $873,850, representing 0.01% of the Fund's net assets, were in default.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of September 30, 2008, securities with an aggregate market value of $1,387,477, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. No interest or principal payments are owed to the Fund under these agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to


                         36 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

$1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9074% as of September 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of September 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9074%. Details of the borrowings for the period ended September 30, 2008 are as follows:

Average Daily Loan Balance    $235,744,526
Average Daily Interest Rate          3.261%
Fees Paid                     $  1,369,046
Interest Paid                 $  4,637,781

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $13,049,985,994
                                 ===============
Gross unrealized appreciation    $    53,883,625
Gross unrealized depreciation     (1,804,786,810)
                                 ---------------
Net unrealized depreciation      $(1,750,903,185)
                                 ===============


                         37 | Rochester Fund Municipals



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008